UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Nasdaq Composite Index® Fund Fidelity® Nasdaq Composite Index® Fund : FNCMX

This annual shareholder report contains information about Fidelity® Nasdaq Composite Index® Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® Fund	$ 34	0.29%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the promise of artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, information technology gained roughly 40% and contributed most to the fund's performance for the fiscal year. Communication services, which gained 41%, also helped, benefiting from the media & entertainment industry (+40%), as did consumer discretionary, which advanced approximately 33%. The financials sector rose about 48%, while industrials gained 33% and health care advanced approximately 21%. Other contributors included the consumer staples (+22%), utilities (+40%), real estate (+16%), materials (+15%) and energy (+9%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+196%), from the semiconductors & semiconductor equipment category. Apple, within the technology hardware & equipment industry, gained about 26% and contributed. Amazon.com, within the consumer discretionary distribution & retail group, gained approximately 42% and lifted the fund. Lastly, in media & entertainment, Meta Platforms (+76%) and Alphabet (+28%) also helped.
•Conversely, the biggest detractor was Intel (-45%), from the semiconductors & semiconductor equipment category. In software & services, Adobe (-16%) hurt the fund. PDD (-35%), a stock in the consumer discretionary distribution & retail group, hurt the fund's performance. Another notable detractor was lululemon athletica (-28%), a stock in the consumer durables & apparel group. Lastly, Dexcom (-32%), a stock in the health care equipment & services category, also hindered the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Nasdaq Composite Index® Fund	35.99%	18.25%	15.94%
Nasdaq Composite Index®	36.05%	18.20%	16.01%
S&P 500® Index	33.89%	15.77%	13.35%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$18,708,130,222
Number of Holdings	2,834
Total Advisory Fee	$43,468,164
Portfolio Turnover	2%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.2
Consumer Discretionary	14.9
Communication Services	14.3
Health Care	6.0
Industrials	4.4
Financials	4.1
Consumer Staples	3.5
Real Estate	1.0
Materials	0.9
Utilities	0.9
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	11.5
NVIDIA Corp	10.9
Microsoft Corp	10.1
Amazon.com Inc	7.0
Meta Platforms Inc Class A	4.0
Tesla Inc	3.6
Alphabet Inc Class A	3.3
Alphabet Inc Class C	3.0
Broadcom Inc	2.5
Costco Wholesale Corp	1.5
57.4
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective June 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914108.100    1282-TSRA-0125

Item 2.

Code of Ethics

As of the end of the period, November 30, 2024, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund (the “Fund”):

Services Billed by Deloitte Entities

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$62,500	$-	$10,500	$1,400

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$62,700	$-	$9,800	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2024A	November 30, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2024A	November 30, 2023A
Deloitte Entities	$3,360,900	$5,818,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Nasdaq Composite Index® Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed,sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Nasdaq Composite Index® Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.4%
Diversified Telecommunication Services - 0.1%
Anterix, Inc. (a)	14,722	510,853
AST SpaceMobile, Inc. Class A, (a)(b)	86,646	2,063,041
ATN International, Inc.	9,505	188,009
Bandwidth, Inc. Class A, (a)	5,524	116,170
Cogent Communications Group, Inc.	29,987	2,464,632
Consolidated Communications Holdings, Inc. (a)	39,912	186,389
Frontier Communications Parent, Inc. (a)	150,300	5,231,943
GCI Liberty, Inc. Class A (Escrow) (a)(c)(j)	58,891	1
Iridium Communications, Inc.	74,721	2,220,708
Liberty Global Ltd.:
Class A	115,260	1,628,624
Class B	327	4,545
Class C	107,584	1,572,878
Liberty Latin America Ltd.:
Class A (a)	1,495	10,405
Class C (a)	139,388	963,171
Nextplat Corp. (a)	37,686	29,870
Shenandoah Telecommunications Co.	34,291	457,099
Sify Technologies Ltd. sponsored ADR	5,397	18,674
Sunrise Communications AG:
ADR	29,040	1,408,730
ADR (c)	654	2,809
Telesat Corp. (a)	8,088	108,864
		19,187,415
Entertainment - 1.7%
Anghami, Inc. (a)	21,354	15,588
Atlanta Braves Holdings, Inc.:
Class A (a)	14,692	618,386
Class C, (a)	25,987	1,048,575
Blue Hat Interactive Entertainment Technology (a)(b)	30,832	4,560
Cineverse Corp. (a)(b)	4,047	15,379
CuriosityStream, Inc. Class A	28,325	51,835
Dolphin Entertainment, Inc.	982	1,119
DoubleDown Interactive Co. Ltd. ADR (a)(b)	4,021	55,892
DouYu International Holdings Ltd. ADR (b)	10,412	119,113
Electronic Arts, Inc.	157,924	25,847,421
Gaia, Inc. Class A (a)	13,031	79,880
GigaMedia Ltd. (a)	1,210	1,767
Golden Matrix Group, Inc. (a)(b)	47,298	109,731
Gravity Co. Ltd. ADR (a)	2,409	162,632
iQIYI, Inc. ADR (a)(b)	374,267	808,417
Liberty Media Corp. Liberty Formula One:
Class A (a)	16,026	1,296,503
Class C (a)	133,276	11,776,267
Liberty Media Corp. Liberty Live:
Class C (a)	46,756	3,414,123
Series A (a)	14,753	1,057,643
Lionsgate Studios Corp. (b)	172,536	1,247,435
LiveOne, Inc. (a)	60,447	60,447
MultiMetaVerse Holdings Ltd. Class A (a)(b)	2,807	1,263
NetEase, Inc. ADR	73,599	6,438,441
Netflix, Inc. (a)	256,397	227,375,424
Playstudios, Inc. Class A (a)	69,240	132,941
Playtika Holding Corp.	221,346	1,863,733
PodcastOne, Inc. (a)	9,883	21,545
Reading International, Inc. Class A (a)	19,966	29,550
Reservoir Media, Inc. (a)(b)	35,697	336,980
Roku, Inc. Class A (a)	72,527	5,006,539
Scienjoy Holding Corp. (a)(b)	17,909	16,600
Sohu.Com Ltd. ADR (a)	22,025	286,545
Take-Two Interactive Software, Inc. (a)	106,899	20,137,634
Trugolf Holdings, Inc. Class A (a)(b)	17,971	10,226
Vivid Seats, Inc. Class A (a)(b)	77,225	276,466
Warner Bros Discovery, Inc. (a)	1,474,174	15,449,344
Warner Music Group Corp. Class A (b)	83,619	2,719,290
		327,895,234
Interactive Media & Services - 10.4%
9F, Inc. ADR (a)	2,127	3,212
Alphabet, Inc.:
Class A	3,497,847	590,961,251
Class C	3,334,446	568,489,699
Angi, Inc. Class A, (a)	16,466	30,627
Antelope Enterprise Holdings L Class A, (a)	3,022	726
Baidu, Inc. sponsored ADR (a)(b)	85,870	7,303,244
Bilibili, Inc. ADR (a)	72,099	1,382,138
Bumble, Inc. Class A (a)	70,995	616,947
CarGurus, Inc. Class A (a)	56,028	2,118,979
Cheer Holding, Inc. (b)	4,535	11,474
EverQuote, Inc. Class A (a)	16,941	325,098
Gamesquare Holdings, Inc. (a)(b)	2,063	1,816
Hanryu Holdings, Inc. (a)(b)	18,354	4,449
Hello Group, Inc. ADR	101,889	685,713
IAC, Inc. Class A (a)	48,544	2,297,588
Izea Worldwide, Inc. (a)	7,826	22,382
JOYY, Inc. ADR (a)	34,424	1,337,372
Kanzhun Ltd. ADR	200,457	2,706,170
Match Group, Inc. (a)	154,971	5,073,751
Meta Platforms, Inc. Class A	1,304,608	749,262,467
MoneyHero Ltd. (a)(b)	50,246	58,285
Oriental Culture Holding Ltd. (a)	2,111	2,639
Outbrain, Inc. (a)	26,800	145,524
Paltalk, Inc. (a)(b)	3,101	6,109
QuinStreet, Inc. (a)	32,595	742,514
Rumble, Inc. (a)(b)	69,114	490,709
So-Young International, Inc. ADR	55,629	46,656
Taboola.com Ltd. (a)	108,503	386,271
Travelzoo, Inc. (a)	6,862	136,966
TripAdvisor, Inc. Class A (a)	74,271	1,064,303
Trivago NV ADR	6,816	14,791
TrueCar, Inc. (a)	56,073	238,871
Trump Media & Technology Group (a)(b)	105,901	3,346,472
Vimeo, Inc. Class A (a)	153,462	1,002,107
Webtoon Entertainment, Inc.	75,942	932,568
Weibo Corp. sponsored ADR (b)	79,299	761,270
Ziff Davis, Inc. (a)	25,793	1,517,918
Zoominfo Technologies, Inc. (a)	224,619	2,457,332
		1,945,986,408
Media - 1.2%
Able View Global, Inc. Class B, (a)(b)	10,224	9,304
Advantage Solutions, Inc. Class A (a)(b)	139,676	497,247
Beasley Broadcast Group, Inc. Class A	14,109	125,711
Cardlytics, Inc. (a)(b)	32,711	133,134
Charter Communications, Inc. Class A (a)	85,852	34,080,239
Comcast Corp. Class A	2,290,963	98,946,692
comScore, Inc.	2,197	17,840
Criteo SA sponsored ADR (a)	33,460	1,364,499
Cumulus Media, Inc. (a)(b)	11,565	9,151
Direct Digital Holdings, Inc. (a)	1,911	2,293
E.W. Scripps Co. Class A (a)	70,636	141,272
EchoStar Corp. Class A (a)	85,981	2,174,459
Fluent, Inc.	7,784	21,484
Fox Corp.:
Class A	130,639	6,155,710
Class B	138,251	6,183,967
Gambling.com Group Ltd. (a)	21,702	287,769
Harte-Hanks, Inc. (a)	5,634	32,903
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	3,452	24,233
iHeartMedia, Inc. (a)	32,281	73,923
Integral Ad Science Holding Corp. (a)	118,454	1,324,316
Lee Enterprises, Inc. (a)(b)	2,469	40,294
Lendway, Inc. (a)	1,817	7,940
Liberty Broadband Corp.:
Class A (a)	13,704	1,160,318
Class C (a)	76,388	6,503,674
Loyalty Ventures, Inc. (a)(c)	32,234	0
Magnite, Inc. (a)	81,950	1,375,941
Marchex, Inc. Class B (a)	34,542	62,521
Mediaco Holding, Inc. Class A (a)	24,810	31,757
National CineMedia, Inc. (a)	50,627	351,858
News Corp.:
Class A	226,403	6,644,928
Class B (b)	111,410	3,575,147
Nexstar Media Group, Inc.	19,930	3,399,859
Nexxen International Ltd. ADR (a)	8,499	83,290
Paramount Global:
Class A (b)	17,720	403,307
Class B	393,698	4,271,623
Perion Network Ltd. (a)	50,594	436,120
PubMatic, Inc. Class A (a)	22,667	361,539
Saga Communications, Inc. Class A	2,555	32,321
Scholastic Corp.	18,969	500,402
Sinclair, Inc. Class A (b)	37,541	687,751
Sirius XM Holdings, Inc. (b)	199,385	5,373,426
Stagwell, Inc. (a)	72,615	570,754
Stran & Co., Inc. (a)	1,570	1,806
TechTarget, Inc. (a)	16,356	525,191
The Trade Desk, Inc. Class A (a)	266,340	34,238,007
Thryv Holdings, Inc. (a)	32,025	506,636
Urban One, Inc.:
Class A (a)	4,568	7,537
Class D (non-vtg.) (a)	21,932	22,371
WiMi Hologram Cloud, Inc. ADR (a)(b)	40,901	33,248
ZW Data Action Technologies, Inc.	271	434
		222,816,146
Wireless Telecommunication Services - 1.0%
FingerMotion, Inc. (a)(b)	30,327	61,867
Gogo, Inc. (a)(b)	75,352	605,077
Millicom International Cellular SA (a)	104,794	2,600,987
NII Holdings, Inc. (a)(c)	5,182	0
Spok Holdings, Inc.	16,378	268,763
SurgePays, Inc. (a)(b)	15,080	29,858
T-Mobile U.S., Inc.	698,668	172,529,076
uCloudlink Group, Inc. ADR (a)	12,409	16,504
VEON Ltd. sponsored ADR (a)(b)	34,349	1,165,118
Vodafone Group PLC sponsored ADR	199,135	1,786,241
		179,063,491
TOTAL COMMUNICATION SERVICES		2,694,948,694
CONSUMER DISCRETIONARY - 14.8%
Automobile Components - 0.1%
Carbon Revolution PLC (b)	1,211	3,270
China Automotive Systems, Inc. (b)	21,380	95,355
Dorman Products, Inc. (a)	19,229	2,691,675
ECARX Holdings, Inc. Class A (a)(b)	170,906	341,812
Elong Power Holding Ltd. (b)	3,391	4,544
Fox Factory Holding Corp. (a)	31,014	1,007,335
Garrett Motion, Inc. (a)	141,296	1,198,190
Gentex Corp.	138,583	4,235,096
Gentherm, Inc. (a)	19,893	837,495
Hesai Group ADR (a)(b)	10,236	83,730
Kandi Technologies Group, Inc.	49,661	61,083
Luminar Technologies, Inc. Class A (b)	12,131	107,723
Mobileye Global, Inc. Class A (a)(b)	56,571	1,021,107
Motorcar Parts of America, Inc. (a)	18,333	133,648
Patrick Industries, Inc.	13,359	1,795,316
REE Automotive Ltd. (a)(b)	1,301	10,057
Solid Power, Inc. (a)(b)	19,400	22,504
Strattec Security Corp. (a)	2,491	103,401
Sypris Solutions, Inc. (a)(b)	6,622	10,330
The Goodyear Tire & Rubber Co. (a)	171,634	1,843,349
Visteon Corp. (a)	16,774	1,566,188
Worksport Ltd. (a)	6,758	4,070
XPEL, Inc. (a)	17,345	754,508
		17,931,786
Automobiles - 3.6%
Canoo, Inc. (b)	62,771	24,035
Cenntro, Inc.	28,986	37,682
Ezgo Technologies Ltd. (b)	11,235	10,337
Faraday Future Intelligent Electric, Inc. (b)	6,677	7,345
Gogoro, Inc. (a)(b)	167,445	103,799
Li Auto, Inc. ADR (a)(b)	125,406	2,969,614
Lotus Technology, Inc. ADR (b)	10,052	40,711
Lucid Group, Inc. Class A (a)(b)	1,780,241	3,880,925
Niu Technologies ADR (a)	58,636	109,063
NWTN, Inc. (a)(b)	129,492	155,390
Phoenix Motor, Inc. (a)	22,064	7,477
Polestar Automotive Holding UK PLC ADR (a)(b)	343,517	391,609
Rivian Automotive, Inc. Class A (a)(b)	605,285	7,402,636
Tesla, Inc. (a)	1,908,375	658,694,715
Thunder Power Holdings, Inc. Class A (a)(b)	21,468	10,090
VinFast Auto PTE Ltd. (a)(b)	1,382,692	5,738,172
Workhorse Group, Inc. (b)	101,072	109,158
Zapp Electric Vehicles Group Ltd. (b)	2,681	4,772
		679,697,530
Broadline Retail - 7.7%
1stDibs.com, Inc. (a)	24,945	97,036
Amazon.com, Inc. (a)	6,266,556	1,302,754,327
Baozun, Inc. sponsored ADR (a)(b)	32,067	81,771
ContextLogic, Inc. Class A (a)	15,747	112,591
D-MARKET Electronic Services & Trading ADR (a)(b)	66,569	197,710
eBay, Inc.	293,913	18,601,754
Etsy, Inc. (a)	69,676	3,822,425
Global-e Online Ltd. (a)	102,611	5,364,503
Groupon, Inc. (a)(b)	24,975	234,266
Hour Loop, Inc. (a)(b)	19,584	29,768
JD.com, Inc. sponsored ADR	286,445	10,707,314
MercadoLibre, Inc. (a)	30,285	60,120,873
Ollie's Bargain Outlet Holdings, Inc. (a)	36,569	3,618,503
Ozon Holdings PLC ADR (a)(b)(c)	32,600	0
PDD Holdings, Inc. ADR (a)	399,750	38,599,860
Qurate Retail, Inc.:
Class B (a)	62,712	190,644
Series A (a)	18,381	8,591
Yunji, Inc. ADR	430	722
		1,444,542,658
Distributors - 0.1%
A-Mark Precious Metals, Inc.	13,443	407,323
Alliance Entertainment Holding Corp. Class A (a)(b)	2,697	13,728
Educational Development Corp. (a)	7,081	13,100
GigaCloud Technology, Inc. Class A (a)(b)	20,832	514,550
LKQ Corp.	159,302	6,258,976
Pool Corp.	22,243	8,387,613
Weyco Group, Inc.	6,799	242,792
		15,838,082
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR	4,817	9,200
Afya Ltd. Class A (a)(b)	26,707	433,321
American Public Education, Inc. (a)	13,251	273,236
Amesite, Inc. (a)(b)	1,423	3,429
ATA Creativity Global ADR (a)	4,528	4,573
Duolingo, Inc. Class A (a)	22,194	7,729,504
EpicQuest Education Group International Ltd. (a)	1,655	1,705
European Wax Center, Inc. Class A (a)	49,540	297,735
Frontdoor, Inc. (a)	44,784	2,624,342
Grand Canyon Education, Inc. (a)	17,646	2,904,355
Laureate Education, Inc.	97,116	1,845,204
Lincoln Educational Services Corp. (a)	24,123	396,341
OneSpaWorld Holdings Ltd.	67,961	1,290,579
Perdoceo Education Corp.	40,804	1,120,070
QuantaSing Group Ltd. ADR (b)	9,438	25,294
Regis Corp.	1,245	31,137
Skillful Craftsman Education Technology Ltd. (a)	6,452	6,452
Strategic Education, Inc.	14,254	1,408,438
SunCar Technology Group, Inc. Class A (a)(b)	24,434	254,602
Tctm Kids It Education, Inc. ADR (a)(b)	8,570	7,027
Udemy, Inc. (a)	30,080	239,437
Vasta Platform Ltd. (a)(b)	9,735	24,435
Visionary Education Technology Holdings Group, Inc. (b)	1,472	2,134
Wag! Group Co. (a)	8,505	1,817
Wah Fu Education Group Ltd. (a)	9,305	16,005
WW International, Inc. (a)(b)	125,523	168,201
Xwell, Inc. (a)(b)	5,577	7,529
Zhongchao, Inc.	592	787
		21,126,889
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	263,448	35,857,907
Allied Esports Entertainment, Inc. (a)	25,578	25,578
Atour Lifestyle Holdings Ltd. ADR	42,372	1,065,656
BJ's Restaurants, Inc. (a)	13,822	531,318
Bloomin' Brands, Inc.	50,630	705,782
Booking Holdings, Inc.	19,944	103,748,289
Bragg Gaming Group, Inc. (a)(b)	11,254	37,026
Caesars Entertainment, Inc. (a)	128,347	4,940,076
Canterbury Park Holding Co.	422	8,470
Century Casinos, Inc. (a)	16,194	71,254
Churchill Downs, Inc.	44,230	6,285,525
Codere Online Luxembourg SA (a)(b)	10,877	84,297
Cracker Barrel Old Country Store, Inc.	5,681	315,636
Dave & Buster's Entertainment, Inc. (a)(b)	25,282	994,088
Denny's Corp. (a)	38,087	249,851
Doordash, Inc. (a)	228,291	41,201,960
Draftkings Holdings, Inc. Class A (a)	285,227	12,450,159
El Pollo Loco Holdings, Inc. (a)	18,467	234,900
Empire Resorts, Inc. (c)	17,333	0
Expedia Group, Inc. Class A (a)	75,766	13,987,919
FAT Brands, Inc.:
Class A	1,147	6,366
Class B	10,930	48,311
First Watch Restaurant Group, Inc. (a)	40,624	775,512
Full House Resorts, Inc. (a)	18,076	85,319
GAN Ltd. (a)	24,509	44,851
GEN Restaurant Group, Inc. (a)	2,798	23,727
Golden Entertainment, Inc.	16,184	546,048
Good Times Restaurants, Inc. (a)	9,092	24,730
H World Group Ltd. ADR	94,612	3,043,668
Inspired Entertainment, Inc. (a)	15,862	152,592
Jack in the Box, Inc. (b)	11,357	554,789
Krispy Kreme, Inc. (b)	126,324	1,392,090
Kura Sushi U.S.A., Inc. Class A (a)	5,992	640,665
Light & Wonder, Inc. Class A (a)	54,049	5,136,817
Lindblad Expeditions Holdings (a)	30,730	407,480
Lottery.Com, Inc. (a)	1,219	444
MakeMyTrip Ltd. (a)	41,900	4,807,606
Marriott International, Inc. Class A	168,920	48,833,083
Melco Crown Entertainment Ltd. sponsored ADR (a)	86,457	555,054
Monarch Casino & Resort, Inc.	10,696	898,571
Mondee Holdings, Inc. Class A (a)(b)	57,110	40,560
Nathan's Famous, Inc.	3,678	321,825
Noodles & Co. Class A (a)	27,889	18,967
Papa John's International, Inc. (b)	14,872	741,072
Penn Entertainment, Inc. (a)	90,719	1,958,623
Playa Hotels & Resorts NV (a)	85,290	834,989
Portillo's, Inc. Class A (a)(b)	21,777	251,524
Potbelly Corp. (a)	17,412	181,085
Rave Restaurant Group, Inc. (a)	5,714	17,199
RCI Hospitality Holdings, Inc.	5,507	288,897
Red Robin Gourmet Burgers, Inc. (a)	32,978	177,751
Red Rock Resorts, Inc.	36,424	1,824,478
Sabre Corp. (a)	226,594	885,983
Serve Robotics, Inc. (b)	23,259	202,353
Sonder Holdings, Inc. (a)	4,277	15,953
Sportradar Holding AG (a)	103,669	1,797,620
Starbucks Corp.	677,728	69,440,011
Target Hospitality Corp. (a)	61,089	505,206
Texas Roadhouse, Inc.	39,701	8,149,424
TH International Ltd. (a)(b)	97,545	84,708
The Cheesecake Factory, Inc. (b)	31,925	1,616,682
The ONE Group Hospitality, Inc. (a)	17,098	60,356
Trip.com Group Ltd. ADR (a)	225,895	14,604,112
Tuniu Corp. Class A sponsored ADR (a)(b)	24,726	28,188
Vacasa, Inc. Class A (a)(b)	3,539	13,802
Wendy's Co. (b)	121,041	2,222,313
Wingstop, Inc.	17,551	5,770,242
Wynn Resorts Ltd.	61,861	5,838,441
Yatra Online, Inc. (a)	21,566	30,192
		408,695,970
Household Durables - 0.1%
Aterian, Inc. (b)	2,449	6,686
Bassett Furniture Industries, Inc.	4,416	67,256
Cavco Industries, Inc. (a)	5,066	2,606,457
Cricut, Inc.	10,321	53,566
Fenbo Holdings Ltd. (b)	3,296	6,757
Flexsteel Industries, Inc.	3,070	181,222
Helen of Troy Ltd. (a)	12,265	899,392
Hooker Furnishings Corp.	6,220	116,501
iRobot Corp. (a)(b)	9,249	70,385
Koss Corp. (a)	4,327	31,327
Landsea Homes Corp. Class A (a)	27,139	310,199
Legacy Housing Corp. (a)	15,043	393,675
LGI Homes, Inc. (a)	14,121	1,546,108
Lifetime Brands, Inc.	13,509	79,568
Live Ventures, Inc. (a)	1,687	17,444
Lovesac (a)(b)	8,426	317,829
Newell Brands, Inc.	256,518	2,460,008
Nova LifeStyle, Inc. (a)	1,050	550
Purple Innovation, Inc. Class A (a)	39,685	38,074
Sonos, Inc. (a)	64,878	882,990
Star Equity Holdings, Inc.	1,955	5,806
United Homes Group, Inc. (a)(b)	18,331	116,952
Universal Electronics, Inc. (a)	5,092	58,965
Viomi Technology Co. Ltd. ADR Class A (a)	21,467	36,709
VOXX International Corp. (a)(b)	13,480	105,279
		10,409,705
Leisure Products - 0.1%
American Outdoor Brands, Inc. (a)	7,566	74,222
AMMO, Inc. (a)	20,207	25,057
BRP, Inc. (b)	20,673	1,007,395
Clarus Corp.	20,633	93,674
Escalade, Inc.	7,721	115,815
Funko, Inc. (a)	29,530	346,978
Hasbro, Inc.	83,968	5,470,515
JAKKS Pacific, Inc. (a)	6,809	198,346
Johnson Outdoors, Inc. Class A	5,547	186,712
Latham Group, Inc. (a)	75,745	502,189
Malibu Boats, Inc. Class A (a)	19,868	861,278
MasterCraft Boat Holdings, Inc. (a)	12,347	261,756
Mattel, Inc. (a)	203,533	3,871,198
Peloton Interactive, Inc. Class A (a)	233,060	2,409,840
Smith & Wesson Brands, Inc.	28,528	387,410
SRM Entertainment, Inc. (a)(b)	4,687	3,000
		15,815,385
Specialty Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)(b)	21,092	171,478
Academy Sports & Outdoors, Inc.	44,577	2,195,417
America's Car Mart, Inc. (a)	8,525	393,514
Arhaus, Inc. Class A, (b)	33,484	332,496
Arko Corp. (b)	74,889	536,205
Big 5 Sporting Goods Corp.	11,818	20,918
Brilliant Earth Group, Inc. Class A (a)	5,550	10,490
CarParts.com, Inc. (a)	15,945	15,365
Citi Trends, Inc. (a)	5,929	118,284
Destination XL Group, Inc. (a)(b)	32,101	77,363
Duluth Holdings, Inc. (a)	20,657	79,116
EVgo, Inc. Class A (a)(b)	24,020	156,370
Fitell Corp. (a)(b)	12,386	354,611
Five Below, Inc. (a)	30,339	2,812,425
GrowGeneration Corp. (a)	43,987	85,335
Jiuzi Holdings, Inc. (b)	2,277	3,097
Kidpik Corp. (b)	588	1,341
Kirkland's, Inc. (a)	7,395	13,237
Lands' End, Inc. (a)(b)	21,391	341,186
Lazydays Holdings, Inc. (a)(b)	4,667	4,994
Leslie's, Inc. (a)	1,312	3,018
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	23,329	28,695
Monro, Inc. (b)	17,865	502,364
NaaS Technology, Inc. ADR (b)	387	1,153
National Vision Holdings, Inc. (a)	66,217	801,226
Newegg Commerce, Inc. (a)	191,749	113,630
Nxu, Inc. (b)	3,318	909
O'Reilly Automotive, Inc. (a)	34,749	43,200,652
OneWater Marine, Inc. Class A (a)(b)	15,474	343,368
Petco Health & Wellness Co., Inc. Class A (a)	150,789	643,869
Rent the Runway, Inc. Class A (b)	1,998	23,437
Ross Stores, Inc.	200,555	31,059,953
RumbleON, Inc.:
Class B (a)	15,775	107,743
rights (a)	15,775	2,830
Shoe Carnival, Inc.	16,794	566,965
Sleep Number Corp. (a)	13,605	204,075
Smart Share Global Ltd. ADR	22,395	16,348
Sportsman's Warehouse Holdings, Inc. (a)	25,040	53,586
Stitch Fix, Inc. (a)	47,427	225,753
The Children's Place, Inc. (a)(b)	969	15,426
The ODP Corp. (a)	22,689	582,654
The RealReal, Inc. (a)	73,940	434,767
thredUP, Inc. Class A (a)	50,406	87,202
Tile Shop Holdings, Inc. (a)	26,904	178,374
Tractor Supply Co.	64,376	18,261,540
U Power Class A Ordinary Limit (b)	1,292	8,075
Ulta Beauty, Inc. (a)	28,469	11,007,254
Upbound Group, Inc.	33,489	1,151,687
Urban Outfitters, Inc. (a)	55,296	2,694,574
Uxin Ltd. ADR (b)	918	3,690
Winmark Corp.	2,026	834,560
Xcel Brands, Inc. (a)	4,288	2,972
Zumiez, Inc. (a)	11,506	253,937
		121,139,528
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc. Class A	46	368
Charles & Colvard Ltd.	1,791	2,212
Columbia Sportswear Co. (b)	35,310	3,080,444
Crocs, Inc. (a)	36,073	3,809,309
Crown Crafts, Inc.	9,628	44,289
Dogness (International) Corp. (b)	1,025	53,720
Fossil Group, Inc. (a)	11,616	16,959
G-III Apparel Group Ltd. (a)	27,453	813,432
Lakeland Industries, Inc.	4,914	111,253
lululemon athletica, Inc. (a)	69,383	22,248,353
MGO Global, Inc. (b)	490	1,147
PLBY Group, Inc. (a)(b)	16,799	23,183
Rocky Brands, Inc.	4,879	105,874
Steven Madden Ltd.	43,671	1,990,524
Superior Group of Companies, Inc.	10,737	181,777
Vera Bradley, Inc. (a)(b)	17,686	103,463
		32,586,307
TOTAL CONSUMER DISCRETIONARY		2,767,783,840
CONSUMER STAPLES - 3.5%
Beverages - 1.2%
Celsius Holdings, Inc. (b)	139,787	3,976,940
Coca-Cola Consolidated, Inc.	4,868	6,349,284
Coca-Cola Europacific Partners PLC	274,980	21,332,948
Keurig Dr. Pepper, Inc.	812,172	26,517,416
MGP Ingredients, Inc. (b)	16,497	763,481
Monster Beverage Corp. (a)	585,752	32,292,508
National Beverage Corp.	56,122	2,771,866
PepsiCo, Inc.	814,228	133,085,567
The Vita Coco Co., Inc. (a)	35,447	1,259,786
Willamette Valley Vineyards, Inc. (a)	1,065	3,589
		228,353,385
Consumer Staples Distribution & Retail - 1.6%
111, Inc. ADR (a)	31,351	26,018
Andersons, Inc.	20,649	985,783
Casey's General Stores, Inc.	22,122	9,310,929
Chanson International Holding (a)(b)	5,808	44,780
Chefs' Warehouse Holdings (a)	23,549	1,052,876
Costco Wholesale Corp.	264,354	256,920,366
Dada Nexus Ltd. ADR (a)	10,974	16,022
Davis Commodities Ltd. (a)(b)	11,987	10,908
Dollar Tree, Inc. (a)	131,605	9,379,488
G Willi-Food International Ltd. (b)	5,646	82,262
Grocery Outlet Holding Corp. (a)	59,153	1,242,213
HF Foods Group, Inc. (a)	38,952	147,044
Ingles Markets, Inc. Class A	8,837	653,054
Maison Solutions, Inc. (a)	9,145	8,679
Mangoceuticals, Inc. (b)	452	1,130
Maplebear, Inc. (NASDAQ) (a)	161,510	7,053,142
PriceSmart, Inc.	18,216	1,634,704
SpartanNash Co.	22,023	417,997
Sprouts Farmers Market LLC (a)	60,225	9,303,558
Village Super Market, Inc. Class A	6,605	213,804
Walgreens Boots Alliance, Inc.	510,714	4,606,640
		303,111,397
Food Products - 0.6%
Alico, Inc.	5,485	146,998
Australian Oilseeds Holdings Ltd. (b)	1,443	1,261
Barfresh Food Group, Inc. (a)	7,835	24,053
Beyond Meat, Inc. (a)(b)	10,851	54,038
Borealis Foods, Inc. (a)(b)	8,028	46,964
Bridgford Foods Corp. (a)	3,580	32,471
Cal-Maine Foods, Inc.	27,325	2,667,193
Calavo Growers, Inc.	6,988	193,637
Campbell Soup Co.	178,946	8,267,305
Cresud S.A.C.I.F. y A. sponsored ADR (b)	33,826	437,370
Farmer Brothers Co. (a)	13,797	29,388
Forafric Global PLC (a)(b)	13,722	140,376
Freshpet, Inc. (a)	28,879	4,419,931
J&J Snack Foods Corp.	12,261	2,130,839
John B. Sanfilippo & Son, Inc.	5,270	455,065
Lancaster Colony Corp.	16,299	3,029,006
Lifeway Foods, Inc. (a)	9,959	243,498
Limoneira Co. (b)	11,551	321,118
Mama's Creations, Inc. (a)	29,732	290,482
Mission Produce, Inc. (a)	40,005	532,067
Mondelez International, Inc.	802,377	52,114,386
Moolec Science SA (a)(b)	13,651	11,876
Oatly Group AB ADR (a)(b)	16,753	11,714
Origin Agritech Ltd. (a)(b)	9,049	24,975
Pilgrim's Pride Corp. (a)(b)	141,814	7,319,021
Pingtan Marine Enterprise Ltd. (a)(b)(c)	62,069	18,621
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	4,524
S&W Seed Co.	983	6,930
Sadot Group, Inc.	7,199	37,795
Seneca Foods Corp. Class A (a)	5,580	402,318
Sow Good, Inc. (a)(b)	4,229	15,182
SunOpta, Inc. (a)	69,033	535,006
The Hain Celestial Group, Inc. (a)	88,933	735,476
The Kraft Heinz Co.	714,382	22,838,793
The Real Good Food Co., Inc. Class A (a)	11,513	2,999
The Simply Good Foods Co. (a)	63,875	2,541,586
Village Farms International, Inc. (a)	72,335	56,906
Vital Farms, Inc. (a)	25,866	858,751
Westrock Coffee Holdings (a)(b)	52,127	418,580
		111,418,499
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.)	40,483	1,367,921
Reynolds Consumer Products, Inc.	127,037	3,517,655
WD-40 Co. (b)	7,954	2,203,974
		7,089,550
Personal Care Products - 0.0%
DSwiss, Inc. (a)(c)(b)	7,648	0
FitLife Brands, Inc. (a)	1,633	55,081
Flora Growth Corp. (a)(b)	3,029	5,270
Interparfums, Inc.	19,027	2,619,257
LifeVantage Corp.	9,383	137,086
Mannatech, Inc. (a)	1,393	11,966
Natural Alternatives International, Inc. (a)	4,379	20,406
Natural Health Trends Corp.	3,553	19,328
Nature's Sunshine Products, Inc. (a)	13,052	211,964
Oddity Tech Ltd. (a)	26,863	1,248,055
Olaplex Holdings, Inc. (a)(b)	405,863	783,316
Safety Shot, Inc. (a)(b)	31,077	28,572
Shineco, Inc. (b)	198	489
The Beauty Health Co. Class A, (a)	19,108	28,280
The Honest Co., Inc. (a)	75,238	623,723
United-Guardian, Inc.	2,521	24,807
Upexi, Inc. (b)	219	1,047
Veru, Inc. (a)	85,196	60,293
Waldencast PLC (a)(b)	66,276	224,013
		6,102,953
Tobacco - 0.0%
Ispire Technology, Inc. (a)	34,202	210,000
TOTAL CONSUMER STAPLES		656,285,784
ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	594,887	26,145,284
Championx Corp.	114,766	3,552,008
DMC Global, Inc. (a)	18,485	148,804
Drilling Tools International Corp. (a)	17,643	62,456
Energy Services of America Corp.	9,007	144,923
ENGlobal Corp.	4,205	5,635
Geospace Technologies Corp. (a)(b)	14,867	159,672
Gulf Island Fabrication, Inc. (a)	18,749	129,556
KLX Energy Services Holdings, Inc. (a)(b)	9,302	56,091
Mammoth Energy Services, Inc. (a)(b)	12,183	42,397
MIND Technology, Inc. (a)	2,639	10,292
NCS Multistage Holdings, Inc. (a)	1,688	35,347
Patterson-UTI Energy, Inc. (b)	274,000	2,301,600
Profire Energy, Inc. (a)	47,414	119,483
ProFrac Holding Corp. Class A (a)(b)	95,567	866,793
Recon Technology Ltd. (b)	840	1,982
Smart Sand, Inc.	22,511	53,801
Weatherford International PLC	44,426	3,656,260
		37,492,384
Oil, Gas & Consumable Fuels - 0.5%
Aemetis, Inc. (a)(b)	15,136	61,906
Alliance Resource Partners LP	79,369	2,240,587
American Carbon Corp. (c)	21,713	0
American Resources Corp. (a)(b)	86,855	103,357
APA Corp.	221,254	5,011,403
Berry Corp.	49,459	201,793
Brooge Energy Ltd. (a)(b)	37,918	52,327
Calumet, Inc. (b)	49,250	1,110,095
CBL International Ltd. (a)(b)	13,001	13,001
Chord Energy Corp.	36,877	4,702,555
Clean Energy Fuels Corp. (a)	204,735	630,584
Clean Energy Technologies, Inc. (a)	14,924	10,047
Diamondback Energy, Inc.	176,767	31,392,052
Dorchester Minerals LP	24,834	852,055
enCore Energy Corp. (a)(b)	97,725	369,401
Epsilon Energy Ltd.	10,415	60,615
Expand Energy Corp.	138,249	13,681,121
EzFill Holdings, Inc. (b)	1,430	3,546
Gevo, Inc. (a)(b)	4,838	7,983
Golar LNG Ltd.	61,674	2,428,105
Green Plains, Inc. (a)	40,031	432,335
Hallador Energy Co. (a)	23,353	284,907
HighPeak Energy, Inc. (b)	77,223	1,163,751
Imperial Petroleum, Inc. (a)(b)	13,521	42,997
Lightbridge Corp. (a)(b)	12,328	80,625
Marine Petroleum Trust	339	1,370
Martin Midstream Partners LP	23,928	95,233
New Fortress Energy, Inc. Class A (b)	129,727	1,384,187
Nextdecade Corp. (a)(b)	154,487	1,118,486
OPAL Fuels, Inc. Class A (a)(b)	22,558	87,638
Plains All American Pipeline LP	416,572	7,777,399
Plains GP Holdings LP Class A	108,501	2,172,190
PrimeEnergy Corp. (a)	1,068	214,721
Stabilis Solutions, Inc. (a)(b)	5,194	26,230
StealthGas, Inc. (a)	30,948	167,893
TORM PLC	53,920	1,129,085
U.S. Energy Corp. (a)	15,043	27,830
Uranium Royalty Corp. (a)(b)	65,908	164,111
Verde Clean Fuels, Inc. (a)(b)	3,630	15,500
Viper Energy, Inc. Class A (b)	55,997	3,029,998
		82,349,019
TOTAL ENERGY		119,841,403
FINANCIALS - 4.2%
Banks - 1.3%
1895 Bancorp of Wisconsin, Inc. (a)	3,059	31,263
1st Source Corp.	18,484	1,199,427
ACNB Corp.	4,877	228,536
Amalgamated Financial Corp.	18,900	673,407
Ames National Corp.	6,067	103,078
Arrow Financial Corp.	10,626	350,445
Auburn National Bancorp., Inc.	551	13,031
BancFirst Corp.	19,990	2,524,337
Bancorp, Inc., Delaware (a)	33,109	1,934,559
Bank First National Corp.	6,074	649,128
Bank of Marin Bancorp	11,894	300,680
Bank OZK	67,557	3,375,823
Bank7 Corp.	5,706	271,948
BankFinancial Corp.	14,628	195,723
Bankwell Financial Group, Inc.	4,285	142,048
Banner Corp.	19,924	1,486,131
BayCom Corp.	5,146	149,183
BayFirst Financial Corp.	952	12,595
BCB Bancorp, Inc.	9,394	124,658
Blue Foundry Bancorp (a)	14,520	161,027
Bogota Financial Corp. (a)	8,810	71,449
BOK Financial Corp.	38,267	4,548,798
Bridgewater Bancshares, Inc. (a)	15,578	232,112
Broadway Financial Corp.	2,096	14,986
Brookline Bancorp, Inc., Delaware	50,034	629,928
Burke & Herbert Financial Services Corp. (b)	10,191	706,032
Business First Bancshares, Inc.	14,370	409,545
BV Financial, Inc. (a)	5,414	91,605
C & F Financial Corp.	2,765	198,997
California Bancorp (a)	19,033	341,071
Camden National Corp.	8,189	385,784
Capital Bancorp, Inc.	7,021	203,328
Capital City Bank Group, Inc.	16,349	643,497
Capitol Federal Financial, Inc.	31,178	208,269
Carter Bankshares, Inc. (a)	17,756	331,682
Carver Bancorp, Inc. (a)	7,032	13,009
Cathay General Bancorp	43,472	2,260,979
CB Financial Services, Inc.	591	18,903
Central Plains Bancshares, Inc. (a)	931	13,500
Chemung Financial Corp.	4,115	215,338
ChoiceOne Financial Services, Inc.	3,917	146,809
Citizens & Northern Corp.	9,234	189,112
Citizens Community Bancorp, Inc.	6,202	100,534
Citizens Financial Services, Inc.	2,563	180,973
City Holding Co.	8,728	1,146,161
Civista Bancshares, Inc.	12,037	275,407
CNB Financial Corp., Pennsylvania	11,686	326,156
Coastal Financial Corp. of Washington (a)	8,367	640,494
Columbia Banking Systems, Inc.	127,254	3,946,147
Columbia Financial, Inc. (a)	68,056	1,240,661
Commerce Bancshares, Inc.	75,918	5,598,953
Community Trust Bancorp, Inc.	10,088	594,990
Community West Bank	11,062	242,479
ConnectOne Bancorp, Inc.	23,646	650,265
CrossFirst Bankshares, Inc. (a)	29,438	509,572
CVB Financial Corp.	81,227	1,902,336
Dime Community Bancshares, Inc.	22,773	817,095
Eagle Bancorp Montana, Inc.	3,665	63,771
Eagle Bancorp, Inc.	36,524	1,072,345
East West Bancorp, Inc.	83,335	9,140,183
Eastern Bankshares, Inc.	124,622	2,322,954
Enterprise Bancorp, Inc.	7,478	276,611
Enterprise Financial Services Corp.	22,406	1,357,580
Esquire Financial Holdings, Inc. (b)	4,726	367,163
ESSA Bancorp, Inc.	5,359	110,771
Farmers & Merchants Bancorp, Inc.	8,160	273,523
Farmers National Banc Corp.	21,823	341,530
Fidelity D & D Bancorp, Inc.	3,329	178,767
Fifth Third Bancorp	403,164	19,376,062
Financial Institutions, Inc.	9,689	263,153
Finward Bancorp	2,064	64,397
FinWise BanCorp (a)	6,686	124,226
First Bancorp, North Carolina	23,411	1,107,340
First Bank Hamilton New Jersey	14,532	214,928
First Busey Corp.	42,698	1,139,610
First Business Finance Services, Inc.	4,740	237,569
First Capital, Inc.	2,233	73,957
First Citizens Bancshares, Inc.	8,087	18,559,665
First Community Bankshares, Inc.	10,669	492,588
First Community Corp.	3,875	100,789
First Financial Bancorp, Ohio	55,952	1,652,263
First Financial Bankshares, Inc.	85,596	3,567,641
First Financial Corp., Indiana	8,773	428,473
First Financial Northwest, Inc.	9,975	225,435
First Guaranty Bancshares, Inc.	8,053	115,238
First Hawaiian, Inc. (b)	74,834	2,066,167
First Internet Bancorp	7,813	327,599
First Interstate Bancsystem, Inc. Class A	63,592	2,223,812
First Merchants Corp.	34,779	1,521,581
First Mid-Illinois Bancshares, Inc.	13,536	568,647
First National Corp.	1,226	30,429
First Northwest Bancorp	7,546	86,024
First of Long Island Corp.	15,039	217,614
First Savings Financial Group, Inc.	2,781	83,597
First U.S. Bancshares, Inc.	3,641	47,369
First United Corp.	3,120	111,197
First Western Financial, Inc. (a)	4,408	97,902
FirstSun Capital Bancorp (a)	470	18,133
Five Star Bancorp	10,902	359,221
Flushing Financial Corp.	19,436	344,795
Franklin Financial Services Corp.	2,442	81,660
FS Bancorp, Inc.	6,150	293,355
Fulton Financial Corp.	109,611	2,365,405
FVCBankcorp, Inc. (a)	9,654	138,825
German American Bancorp, Inc.	17,326	779,323
Great Southern Bancorp, Inc.	7,786	498,849
Greene County Bancorp, Inc.	10,452	317,950
Grupo Financiero Galicia SA sponsored ADR Class B,	30,914	1,744,786
Hancock Whitney Corp.	52,924	3,142,627
Hanmi Financial Corp.	18,233	482,263
Hanover Bancorp, Inc.	1,211	30,505
HarborOne Bancorp, Inc.	35,835	461,555
Hawthorn Bancshares, Inc.	3,385	109,674
HBT Financial, Inc.	20,671	495,070
Heartland Financial U.S.A., Inc.	27,909	1,885,811
Heritage Commerce Corp.	34,487	366,252
Heritage Financial Corp., Washington	21,942	580,366
Hingham Institution for Savings (b)	1,454	411,860
Home Bancorp, Inc.	7,167	363,582
Home Federal Bancorp, Inc.	813	10,488
HomeStreet, Inc.	11,829	140,529
HomeTrust Bancshares, Inc.	11,346	420,823
Hope Bancorp, Inc.	65,622	893,772
Horizon Bancorp, Inc. Indiana	24,746	452,604
Huntington Bancshares, Inc.	861,361	15,513,112
Independent Bank Corp.	26,646	1,928,904
Independent Bank Corp.	10,908	410,468
Independent Bank Group, Inc.	31,090	2,080,543
Inter & Co., Inc. Class A	199,448	921,450
International Bancshares Corp.	38,001	2,779,013
Investar Holding Corp.	8,715	207,591
John Marshall Bankcorp, Inc.	8,444	191,257
Kearny Financial Corp.	72,988	578,065
Lakeland Financial Corp.	15,387	1,130,329
Landmark Bancorp, Inc.	3,217	80,232
LCNB Corp.	12,147	213,058
LINKBANCORP, Inc.	23,604	179,390
Magyar Bancorp, Inc.	3,540	50,197
Mainstreet Bancshares, Inc.	4,185	77,799
Mercantile Bank Corp.	10,866	543,843
Meridian Corp.	4,705	79,515
Metrocity Bankshares, Inc.	14,534	499,098
Mid Penn Bancorp, Inc.	9,100	291,655
Middlefield Banc Corp. (b)	3,775	116,950
Midland States Bancorp, Inc.	11,372	305,338
MidWestOne Financial Group, Inc.	11,723	386,273
MVB Financial Corp.	7,160	154,513
National Bankshares, Inc.	4,034	129,491
NB Bancorp, Inc.	26,845	540,658
NBT Bancorp, Inc.	27,144	1,360,457
Northeast Bank	7,249	713,664
Northeast Community Bancorp, Inc.	6,767	204,025
Northfield Bancorp, Inc.	31,683	423,919
Northrim Bancorp, Inc.	4,878	414,971
Northwest Bancshares, Inc.	73,465	1,078,466
Norwood Financial Corp.	4,828	149,185
Oak Valley Bancorp Oakdale California	5,385	167,797
OceanFirst Financial Corp.	56,137	1,160,913
Old National Bancorp, Indiana (b)	186,827	4,326,913
Old Point Financial Corp.	2,955	66,547
Old Second Bancorp, Inc.	25,984	483,302
OP Bancorp	7,322	126,854
OptimumBank Holdings, Inc. (a)	3,813	18,188
Orange County Bancorp, Inc.	3,212	191,564
Orrstown Financial Services, Inc.	14,017	553,672
Pacific Premier Bancorp, Inc.	55,843	1,585,941
Parke Bancorp, Inc.	6,166	145,579
Pathward Financial, Inc.	15,583	1,307,102
Patriot National Bancorp, Inc. (a)	1,725	3,899
PB Bankshares, Inc. (a)	871	12,786
PCB Bancorp	9,838	211,419
Peapack-Gladstone Financial Corp.	10,114	365,520
Penns Woods Bancorp, Inc.	4,912	158,559
Peoples Bancorp of North Carolina	3,497	111,939
Peoples Bancorp, Inc.	19,874	697,180
Peoples Financial Services Corp.	5,236	288,975
Pinnacle Financial Partners, Inc.	45,326	5,761,388
Pioneer Bancorp, Inc. (a)	14,004	164,967
Plumas Bancorp	3,111	155,861
Ponce Financial Group, Inc. (a)	13,052	168,762
Popular, Inc.	42,293	4,202,232
Preferred Bank, Los Angeles	7,822	737,849
Premier Financial Corp.	24,001	665,068
Primis Financial Corp.	16,511	206,388
Princeton Bancorp, Inc.	4,666	172,969
Provident Bancorp, Inc. (a)	14,544	169,728
QCR Holdings, Inc.	12,729	1,172,468
RBB Bancorp	9,419	224,737
Red River Bancshares, Inc.	3,963	237,978
Republic Bancorp, Inc., Kentucky Class A	10,388	792,345
Richmond Mutual Bancorp., Inc.	3,557	50,936
Riverview Bancorp, Inc.	15,015	83,784
S&T Bancorp, Inc.	25,745	1,101,629
Sandy Spring Bancorp, Inc.	26,534	999,801
SB Financial Group, Inc.	4,710	102,254
Seacoast Banking Corp., Florida	49,069	1,470,107
Shore Bancshares, Inc.	20,732	341,041
Sierra Bancorp	9,675	304,472
Simmons First National Corp. Class A	79,025	1,932,952
Sound Financial Bancorp, Inc.	1,189	64,801
South Plains Financial, Inc.	9,325	362,649
Southern First Bancshares, Inc. (a)	4,670	208,702
Southern Missouri Bancorp, Inc.	6,368	418,059
Southern States Bancshares, Inc.	5,239	194,996
SR Bancorp, Inc. (a)	3,490	39,367
Sterling Bancorp, Inc. (a)	28,436	138,199
Stock Yards Bancorp, Inc.	19,200	1,461,504
Summit State Bank	3,743	28,709
Territorial Bancorp, Inc.	4,189	45,283
Texas Capital Bancshares, Inc. (a)	28,495	2,520,383
TFS Financial Corp. (b)	171,062	2,418,817
The First Bancorp, Inc.	6,787	193,905
Third Coast Bancshares, Inc. (a)	9,897	351,344
Timberland Bancorp, Inc./Washington	5,704	184,753
TowneBank	52,911	1,938,130
Trico Bancshares	19,588	946,884
Triumph Bancorp, Inc. (a)	13,714	1,468,632
Trustco Bank Corp., New York	10,680	397,723
Trustmark Corp.	34,590	1,352,815
UMB Financial Corp.	28,273	3,547,979
Union Bankshares, Inc.	2,643	90,919
United Bankshares, Inc., West Virginia (b)	79,759	3,371,413
United Security Bancshares, California	4,657	45,778
Unity Bancorp, Inc.	6,284	285,294
Univest Corp. of Pennsylvania	15,852	503,460
USCB Financial Holdings, Inc.	10,794	221,061
Valley National Bancorp	299,124	3,182,679
Veritex Holdings, Inc.	33,332	1,013,626
VersaBank (b)	6,472	116,431
Virginia National Bankshares C	2,552	104,173
WaFd, Inc.	46,291	1,693,325
Washington Trust Bancorp, Inc.	8,811	327,241
WesBanco, Inc.	35,638	1,259,447
West Bancorp., Inc.	9,814	234,260
Westamerica Bancorp.	15,600	892,788
Western New England Bancorp, Inc.	19,217	180,255
William Penn Bancorp, Inc.	6,289	83,141
Wintrust Financial Corp.	38,995	5,381,700
WSFS Financial Corp.	37,616	2,257,712
Zions Bancorporation NA	88,340	5,346,337
		243,607,004
Capital Markets - 1.5%
AGM Group Holdings, Inc. Class A, (a)(b)	12,918	23,252
Alti Global, Inc. Class A (a)	42,620	202,445
B. Riley Financial, Inc. (b)	22,339	130,795
Beneficient Class A (b)	1,203	1,048
BGC Group, Inc. Class A	228,103	2,221,723
Capital Southwest Corp.	11,251	265,074
Carlyle Group LP	214,461	11,415,759
CME Group, Inc.	215,433	51,273,054
Coinbase Global, Inc. Class A (a)	122,188	36,192,086
Coliseum Acquisition Corp. Class A (a)	937	10,476
Crescent Capital BDC, Inc. (b)	12,883	249,415
Diamond Hill Investment Group, Inc.	1,539	254,474
Dominari Holdings, Inc. (a)	4,298	7,264
Freedom Holding Corp. (a)(b)	36,470	4,335,554
Futu Holdings Ltd. ADR	57,493	5,015,114
Garden Stage Ltd. (b)	8,800	5,755
GCM Grosvenor, Inc. Class A (b)	27,897	346,202
Great Elm Group, Inc. (a)	7,056	12,842
Hamilton Lane, Inc. Class A (b)	24,599	4,732,848
Hennessy Advisors, Inc.	4,729	51,924
Heritage Global, Inc. (a)	28,350	49,613
Highest Performances Holdings, Inc. ADR (a)(b)	12,308	4,185
Horizon Technology Finance Corp.	7,992	74,645
Inflection Point Acquisition Corp. II Class A (a)	24,962	286,813
Interactive Brokers Group, Inc.	64,151	12,258,615
Investcorp Credit Management BDC, Inc.	16,938	54,371
Logan Ridge Finance Corp. (b)	3,628	94,328
LPL Financial	44,827	14,575,499
Magic Empire Global Ltd. (b)	5,488	2,881
Marex Group PLC	42,299	1,238,515
MarketAxess Holdings, Inc.	22,565	5,837,340
MarketWise, Inc. Class A	23,374	12,152
MDB Capital Holdings LLC (a)	951	6,724
Morningstar, Inc.	25,581	9,059,511
NASDAQ, Inc.	344,831	28,617,525
New Mountain Finance Corp.	53,270	636,044
Northern Trust Corp.	122,443	13,610,764
Open Lending Corp. (a)	46,210	294,820
Patria Investments Ltd.	12,096	144,668
Perception Capital Corp. III Class A (a)	6,198	67,372
Perella Weinberg Partners Class A	35,830	919,756
PhenixFIN Corp. (b)	762	35,303
Prestige Wealth, Inc. (a)(b)	4,836	4,594
Robinhood Markets, Inc. (a)	453,087	17,008,886
Runway Growth Finance Corp. (b)	18,253	190,014
SEI Investments Co.	76,922	6,356,065
Siebert Financial Corp. (a)	14,080	40,410
Silvercrest Asset Management Group Class A	8,360	153,322
Solowin Holdings (a)(b)	7,878	20,010
StepStone Group, Inc. Class A	40,634	2,677,374
StoneX Group, Inc.	20,330	2,109,441
T. Rowe Price Group, Inc.	132,430	16,400,131
Top Financial Group Ltd. (a)	16,250	27,138
Top KingWin Ltd. (A Shares) (a)(b)	2,225	1,167
TPG, Inc. Class A	53,464	3,740,341
Tradeweb Markets, Inc. Class A	69,894	9,470,637
Trinity Capital, Inc.	14,443	211,879
U.S. Global Investors, Inc. Class A	8,407	20,513
Up Fintech Holdings Ltd. ADR (a)	78,667	455,482
Value Line, Inc.	5,984	311,527
Victory Capital Holdings, Inc. (b)	38,183	2,652,955
Vinci Partners Investments Ltd.	27,294	280,855
Virtu Financial, Inc. Class A	56,446	2,106,000
XP, Inc. Class A	252,391	3,417,374
		272,284,663
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	8,513	495,967
Consumer Portfolio Services, Inc. (a)	11,397	118,073
Credit Acceptance Corp. (a)(b)	7,293	3,629,726
Dave, Inc. (a)	6,396	631,157
Encore Capital Group, Inc. (a)(b)	19,769	972,338
EZCORP, Inc. (non-vtg.) Class A (a)	28,924	370,227
FirstCash Holdings, Inc.	27,992	3,047,209
Jiayin Group, Inc. ADR (b)	8,973	57,427
Kaspi.KZ JSC ADR	118,328	12,590,099
Katapult Holdings, Inc. (a)	2,448	18,507
LendingTree, Inc. (a)	8,970	396,564
LexinFintech Holdings Ltd. ADR	51,242	259,797
Medallion Financial Corp. (b)	11,337	106,795
Metalpha Technology Holding Ltd. (a)	6,036	5,432
Mogo, Inc. (a)(b)	7,509	11,151
Navient Corp.	72,155	1,124,175
NerdWallet, Inc. (a)	28,927	404,978
Old Market Capital Corp. (a)	5,880	35,045
Oportun Financial Corp. (a)	20,497	81,578
Pintec Technology Holdings Ltd. ADR (a)	4,579	4,396
PRA Group, Inc. (a)	31,326	664,111
Qifu Technology, Inc. ADR	84,803	3,231,842
Senmiao Technology Ltd. (a)(b)	1,673	1,433
SLM Corp.	130,210	3,565,150
SoFi Technologies, Inc. Class A (a)	626,087	10,274,088
Upstart Holdings, Inc. (a)(b)	53,241	4,194,858
World Acceptance Corp. (a)	3,798	459,254
		46,751,377
Financial Services - 0.6%
26 Capital Acquisition Corp. Class A (a)(c)	12,701	0
Acacia Research Corp. (a)	57,821	263,086
Affirm Holdings, Inc. Class A, (a)	158,733	11,112,897
Agriculture & Natural Solutions Acquistion Corp. Class A,	23,381	243,630
AI Transportation Acquisition Corp. (a)	1,515	16,150
Aimei Health Technology Co. Ltd.	3,723	39,464
Alchemy Investments Acquisition Corp. 1 Class A, (a)	6,412	71,430
Alerus Financial Corp.	13,744	302,918
Alpha Star Acquisition Corp. (a)	6,221	74,776
AlphaVest Acquisition Corp. (a)	5,722	64,487
AppTech Payments Corp. (a)	8,070	3,776
APx Acquisition Corp. I Class A, (a)	932	12,274
AvidXchange Holdings, Inc. (a)	120,556	1,379,161
Bannix Acquisition Corp. (a)	2,408	26,897
Bellevue Life Sciences Acquisition Corp. (a)	4,318	48,275
Better Home & Finance Holding Class A	4,646	73,267
Bleuacacia Ltd. Class A (a)(c)	49,905	550,951
Blue Ocean Acquisition Corp. Class A (a)(b)	3,343	38,979
Bowen Acquisition Corp. (a)	4,171	45,506
Broad Capital Acquisition Corp. (a)	1,076	12,320
Bukit Jalil Global Acquisition 1 Ltd. (a)	5,010	55,361
Burtech Acquisition Corp. (a)	1,508	17,312
byNordic Acquisition Corp. (a)	2,469	28,196
Cantaloupe, Inc. (a)	40,019	363,373
Cartesian Growth Corp. II (a)	11,687	135,920
Cartica Acquisition Corp. Class A (a)	1,728	19,941
Cass Information Systems, Inc.	9,021	404,772
CF Acquisition Corp. VII Class A (a)	8,750	98,175
CH Auto, Inc. (b)(c)	2,322	33,657
Chain Bridge I Class A (a)	10,302	114,661
Chenghe Acquisition I Co. (a)	1,962	23,054
Clean Energy Special Situations Corp. rights (a)(c)	13,177	0
ClimateRock Class A (a)	1,009	11,825
Corner Growth Acquisition Corp. (a)(c)	54,398	603,818
Corner Growth Acquisition Corp. 2 Class A (a)(c)	6,085	69,978
CSLM Acquisition Corp. (a)(b)	947	10,673
Denali Capital Acquisition Corp. Class A (a)	3,067	35,915
DigiAsia Corp. (a)(b)	6,965	4,047
Distoken Acquisition Corp. (a)(b)	1,718	19,104
Dlocal Ltd. (a)(b)	81,662	934,213
DP Cap Acquisition Corp. I Class A (a)(b)(c)	13,096	168,807
Embrace Change Acquisition Corp. (a)	1,562	18,229
Enact Holdings, Inc.	94,039	3,311,113
ESH Acquisition Corp. Class A, (a)	2,098	22,449
Euronet Worldwide, Inc. (a)	27,816	2,924,296
Evergreen Corp. (a)	3,280	38,737
FlexShopper, Inc. (a)	15,072	29,843
Flywire Corp. (a)	91,940	2,087,957
Four Leaf Acquisition Corp. (a)	957	10,584
FTAC Emerald Acquisition Corp. (a)	9,960	111,353
Future FinTech Group, Inc. (a)(b)	2,136	919
Future Health ESG Corp. (a)(c)	2,679	29,362
Future Health ESG Corp. warrants 12/31/28 (a)(c)	3,358	0
FutureTech II Acquisition Corp. Class A (a)	943	10,552
Global Blockchain Acquisition Corp. (a)	4,366	49,118
Global Lights Acquisition Corp.	3,167	33,665
Globalink Investment, Inc. (a)	1,432	17,900
Golden Star Acquisition Corp. (a)	2,216	24,908
Gores Holdings IX, Inc. (a)	14,147	143,592
Healthcare AI Acquisition Corp. (a)	11,891	136,033
Helix Acquisition Corp. II	10,869	113,146
Hennessy Capital Investment Corp. VI Class A (a)	10,704	112,606
Horizon Space Acquisition I Corp. (a)	6,292	71,288
i3 Verticals, Inc. Class A (a)	22,726	563,605
Inception Growth Acquisition Ltd. (a)	10,120	118,404
International Money Express, Inc. (a)	23,333	491,626
Investcorp Europe Acquisition Corp. I	3,780	43,659
Investcorp India Acquisition Corp. (a)	5,852	68,585
Iron Horse Acquisition Corp.	4,274	43,979
Jack Henry & Associates, Inc.	43,249	7,619,609
Kairous Acquisition Corp. Ltd. (a)(b)	1,520	18,924
Keen Vision Acquisition Corp. (a)	10,534	114,821
Lesaka Technologies, Inc. (a)	33,964	183,406
Liberty Resources Acquisition Corp. Class A (a)(c)	2,495	27,570
Marblegate Acquisition Corp. (a)	13,895	156,319
Marqeta, Inc. Class A (a)	303,004	1,175,656
Mars Acquisition Corp. (a)	2,796	30,896
Merchants Bancorp	29,165	1,203,931
Metal Sky Star Acquisition Corp. (a)(b)	8,579	103,806
Mr. Cooper Group, Inc. (a)	38,795	3,827,903
Nabors Energy Transition Corp. II Class A (a)	27,982	300,247
Newtekone, Inc.	22,981	333,225
NMI Holdings, Inc. (a)	48,402	1,935,596
Patria Latin American Opportunity Acquisition Corp. (a)	14,043	163,882
Payoneer Global, Inc. (a)	238,075	2,597,398
PayPal Holdings, Inc. (a)	611,238	53,037,121
Paysign, Inc. (a)	29,027	98,402
Plum Acquisition Corp. III (a)	6,454	71,381
PowerUp Acquisition Corp. Class A (a)	5,288	60,442
Priority Technology Holdings, Inc. (a)	41,678	387,605
Quetta Acquisition Corp.	2,360	24,827
Relativity Acquisition Corp. Class A (a)(c)	3,558	43,692
Remitly Global, Inc. (a)	123,282	2,534,678
Repay Holdings Corp. (a)	85,642	691,987
RF Acquisition Corp. (a)	2,985	33,492
Roth CH Acquisition V Co. (a)	9,516	108,578
Ryvyl, Inc. (a)	3,665	6,340
Security National Financial Corp. Class A	8,570	112,096
Sezzle, Inc. (a)	3,343	1,417,532
SHF Holdings, Inc. Class A (a)	12,386	5,750
SK Growth Opportunities Corp. (a)	11,403	132,047
Spark I Acquisition Corp.	2,634	27,841
Spring Valley Acquisition Corp. II Class A (a)	10,991	123,429
StoneCo Ltd. Class A (a)	145,283	1,377,283
Swiftmerge Acquisition Corp. Class A (a)	2,080	23,379
SWK Holdings Corp. (a)	7,169	114,059
Target Global Acquisition I Corp. (a)	8,226	93,118
Technology & Telecommunication Acquisition Corp. (a)(b)	1,761	21,467
Thunder Bridge Capital Partner IV, Inc. (a)	4,843	53,031
TLGY Acquisition Corp. (a)	992	11,547
Trailblazer Merger Corp. I (a)	2,653	29,316
Triller Group, Inc. (b)	27,531	95,533
Usio, Inc. (a)	12,705	19,185
Valuence Merger Corp. I Class A (a)	1,859	21,397
Waterstone Financial, Inc.	16,746	252,697
Welsbach Technology Metals Acquisition Corp. (a)	1,791	20,149
Western Acquisition Ventures Corp. (a)	1,125	12,206
WinVest Acquisition Corp. (a)	241	2,839
XBP Europe Holdings, Inc. Class A (a)(b)	15,476	17,178
Yotta Acquisition Corp. (a)(b)	5,156	57,644
		109,093,011
Insurance - 0.6%
Abacus Life, Inc. Class A, (a)	38,223	312,664
American Coastal Insurance Cor	28,042	385,017
Amerisafe, Inc.	10,881	642,197
Arch Capital Group Ltd.	225,094	22,671,468
Atlantic American Corp.	8,809	13,214
Brighthouse Financial, Inc. (a)	38,115	1,992,271
Cheche Group, Inc. (a)(b)	32,459	27,688
Cincinnati Financial Corp.	93,638	14,966,162
Conifer Holdings, Inc. (a)	3,312	3,842
Donegal Group, Inc. Class A	18,229	303,331
eHealth, Inc. (a)	6,288	35,527
Enstar Group Ltd. (a)	8,242	2,676,177
Erie Indemnity Co. Class A	27,730	12,216,729
Fundamental Global, Inc.	128	4,804
GoHealth, Inc. (a)	6,021	77,129
Goosehead Insurance Class A (a)	14,855	1,873,513
Greenlight Capital Re, Ltd. (a)	19,761	295,032
Huize Holding Ltd. ADR (a)(b)	8,820	5,468
International General Insurance Holdings Ltd. (b)	27,877	723,269
Investors Title Co.	1,165	333,784
James River Group Holdings Ltd.	10,270	48,166
Kingstone Companies, Inc. (a)	5,340	89,445
Maiden Holdings Ltd. (a)	58,891	95,992
NI Holdings, Inc. (a)	13,483	217,616
Oxbridge Re Holdings Ltd. (a)	5,511	17,084
Palomar Holdings, Inc. (a)	14,768	1,599,374
Principal Financial Group, Inc.	139,808	12,175,879
Root, Inc. (a)	5,889	587,781
Safety Insurance Group, Inc.	8,823	757,366
Selective Insurance Group, Inc.	38,128	3,892,488
Skyward Specialty Insurance Group, Inc. (a)	26,506	1,434,240
The Baldwin Insurance Group, Inc. Class A, (a)	39,348	1,926,478
Tiptree, Inc.	21,813	497,118
Trupanion, Inc. (a)(b)	22,410	1,194,677
TWFG, Inc. Class A	9,159	323,404
United Fire Group, Inc.	16,750	512,550
Willis Towers Watson PLC	61,302	19,739,244
		104,668,188
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (b)	424,469	4,100,371
Manhattan Bridge Capital, Inc.	8,746	47,010
New York Mortgage Trust, Inc.	71,130	436,738
Seven Hills Realty Trust (b)	10,558	140,633
		4,724,752
TOTAL FINANCIALS		781,128,995
HEALTH CARE - 6.1%
Biotechnology - 3.4%
2seventy bio, Inc. (a)(b)	30,227	120,606
4D Molecular Therapeutics, Inc. (a)(b)	29,410	230,574
4D Pharma PLC ADR (a)(b)(c)	2,099	0
89Bio, Inc. (a)	73,363	659,533
Aadi Bioscience, Inc. (a)	9,528	22,296
Abeona Therapeutics, Inc. (a)	43,883	280,412
Abivax SA ADR (a)(b)	15,572	132,829
Abpro Holdings. Inc. (a)	20,710	55,503
Absci Corp. (a)(b)	63,546	193,815
AC Immune SA (a)(b)	58,296	198,206
ACADIA Pharmaceuticals, Inc. (a)	97,841	1,596,765
Acelyrin, Inc. (a)	23,790	108,245
Achieve Life Sciences, Inc. (a)	18,605	82,048
Achilles Therapeutics PLC ADR (a)	21,590	23,209
Acrivon Therapeutics, Inc. (a)(b)	18,053	136,842
Acumen Pharmaceuticals, Inc. (a)	10,555	23,960
Acurx Pharmaceuticals, Inc. (a)	11,329	14,161
Adagene, Inc. ADR (a)(b)	10,309	23,814
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	3,143
rights (a)(c)	26,195	1,834
Adaptimmune Therapeutics PLC sponsored ADR (a)	139,801	100,755
Adicet Bio, Inc. (a)	98,666	111,493
ADMA Biologics, Inc. (a)	133,599	2,686,676
Adverum Biotechnologies, Inc.	11,897	78,996
Affimed NV	7,351	20,877
Agenus, Inc. (b)	765	2,616
Agios Pharmaceuticals, Inc. (a)	33,261	1,975,371
Aileron Therapeutics, Inc. (a)	9,226	26,386
Ainos, Inc.	1,980	928
Akebia Therapeutics, Inc. (a)	131,481	270,851
Akero Therapeutics, Inc. (a)	39,958	1,282,652
Akouos, Inc. (CVR) (a)(c)(b)	22,594	4,067
Alaunos Therapeutics, Inc.	1,117	2,826
Albireo Pharma, Inc. rights (a)(c)	10,788	0
Aldeyra Therapeutics, Inc. (a)	34,897	170,995
Alector, Inc. (a)	86,782	224,765
Aligos Therapeutics, Inc. Class A, (b)	351	8,954
Alkermes PLC (a)	99,244	2,880,061
Allakos, Inc. (a)	51,824	53,379
Allogene Therapeutics, Inc. (a)	16,353	40,555
Allovir, Inc. (a)	42,757	23,427
Alnylam Pharmaceuticals, Inc. (a)	76,445	19,345,936
Alterity Therapeutics Ltd. ADR (a)(b)	1,155	1,629
Altimmune, Inc. (a)(b)	48,957	419,561
Alvotech SA (a)(b)	156,816	1,842,588
ALX Oncology Holdings, Inc. (a)	6,147	9,098
Alzamend Neuro, Inc. (b)	999	1,299
Amarin Corp. PLC ADR (a)	147,010	74,490
Amgen, Inc.	321,517	90,947,514
Amicus Therapeutics, Inc. (a)	206,520	2,061,070
AnaptysBio, Inc. (a)	16,195	404,227
Anavex Life Sciences Corp. (a)(b)	53,320	504,407
Anika Therapeutics, Inc. (a)	8,889	157,513
Anixa Biosciences, Inc. (a)	24,102	79,537
Annexon, Inc. (a)	48,915	263,652
Apellis Pharmaceuticals, Inc. (a)	72,243	2,451,205
Apogee Therapeutics, Inc. (a)	23,607	1,065,856
Apollomics, Inc. Class A, (b)	437	3,889
Applied Therapeutics, Inc. (a)	59,787	121,368
Aprea Therapeutics, Inc. (a)	2,100	6,300
AquaBounty Technologies, Inc. (a)(b)	1,210	1,198
Arbutus Biopharma Corp. (a)	118,928	411,491
Arcellx, Inc. (a)	31,246	2,751,835
Arcturus Therapeutics Holdings, Inc. (a)(b)	13,326	244,399
Arcutis Biotherapeutics, Inc. (a)(b)	57,639	751,613
Ardelyx, Inc. (a)	137,773	781,173
Argenx SE ADR (a)	19,192	11,832,828
ArriVent Biopharma, Inc. (b)	19,821	593,837
Arrowhead Pharmaceuticals, Inc. (a)	80,986	2,108,066
Ars Pharmaceuticals, Inc. (a)(b)	56,544	820,453
Ascendis Pharma A/S sponsored ADR (a)	34,348	4,674,076
Assembly Biosciences, Inc.	3,123	53,216
Astria Therapeutics, Inc. (a)	32,544	338,132
Atara Biotherapeutics, Inc.	178	2,167
Atossa Therapeutics, Inc. (a)(b)	63,171	82,122
aTyr Pharma, Inc. (a)	35,275	124,521
Aura Biosciences, Inc. (a)(b)	27,087	252,180
Aurinia Pharmaceuticals, Inc. (a)	126,621	1,121,862
Autolus Therapeutics PLC ADR (a)(b)	86,256	286,370
Avalo Therapeutics, Inc.	739	7,057
Avid Bioservices, Inc. (a)	51,877	637,050
Avidity Biosciences, Inc. (a)	47,547	2,045,947
Avita Medical, Inc. (a)	15,597	199,954
Barinthus Biotherapeutics PLC ADR (a)	11,568	11,221
Beam Therapeutics, Inc. (a)	55,164	1,509,839
BeiGene Ltd. ADR (a)	26,264	5,646,760
Benitec Biopharma, Inc. (a)	2,925	29,513
BeyondSpring, Inc. (a)(b)	24,368	45,568
Bicara Therapeutics, Inc. (b)	34,632	719,999
Bicycle Therapeutics PLC ADR (a)	21,377	436,091
bioAffinity Technologies, Inc. (a)	9,407	11,477
BioAtla, Inc. (a)(b)	8,259	13,875
BioCardia, Inc.	2,162	4,886
BioCryst Pharmaceuticals, Inc. (a)	122,007	915,053
Biodexa Pharmaceuticals PLC ADR	78	438
Biogen, Inc. (a)	87,585	14,068,779
BioLine RX Ltd. sponsored ADR (a)	39,993	11,878
BioMarin Pharmaceutical, Inc. (a)	114,657	7,570,802
Biomea Fusion, Inc. (a)(b)	12,724	92,122
BioNTech SE ADR (a)	60,671	7,182,840
Biora Therapeutics, Inc. (b)	1,724	3,362
BioRestorative Therapies, Inc. (a)	3,862	5,909
BioVie, Inc.	2,295	6,426
Black Diamond Therapeutics, Inc. (a)(b)	32,498	86,120
bluebird bio, Inc. (a)(b)	209,312	84,771
Blueprint Medicines Corp. (a)	36,492	3,517,099
Bolt Biotherapeutics, Inc. (a)	13,650	8,725
BrainStorm Cell Therpeutic, Inc. (b)	1,665	2,914
BriaCell Therapeutics Corp. (a)(b)	7,229	7,102
Briapro Therapeutics Corp. (a)(c)(b)	7,229	0
BridgeBio Pharma, Inc. (a)	114,899	3,112,614
Burning Rock Biotech Ltd. ADR (b)	2,560	16,026
C4 Therapeutics, Inc. (a)	28,043	127,596
Cabaletta Bio, Inc. (a)	42,753	163,316
Candel Therapeutics, Inc. (a)(b)	17,428	81,999
Capricor Therapeutics, Inc. (a)	21,871	415,768
Cardiff Oncology, Inc. (a)(b)	26,337	68,740
Cardio Diagnostics Holdings, Inc. (a)(b)	11,944	3,630
CareDx, Inc. (a)	31,860	781,844
Cargo Therapeutics, Inc. (b)	26,922	489,442
Caribou Biosciences, Inc. (a)(b)	123,882	271,302
Carisma Therapeutics, Inc. (a)(b)	25,736	22,318
Carisma Therapeutics, Inc. rights (a)(c)	92,579	1
Cartesian Therapeutics, Inc. (b)	9,125	171,824
Cartesian Therapeutics, Inc. rights (a)(c)(b)	116,771	50,212
CASI Pharmaceuticals Holdings, Inc. (a)(b)	19,363	73,386
Catalyst Pharmaceutical Partners, Inc. (a)	76,325	1,684,493
Celcuity, Inc. (a)	26,897	344,282
Celldex Therapeutics, Inc. (a)	43,106	1,182,829
Cellectar Biosciences, Inc. (a)	16,513	25,430
Cellectis SA sponsored ADR (a)	10,776	22,630
Celularity, Inc. Class A (b)	6,427	13,111
Centessa Pharmaceuticals PLC ADR (a)	33,539	600,683
Century Therapeutics, Inc. (a)(b)	48,515	83,446
Cervomed, Inc. (a)	4,911	53,039
CG Oncology, Inc.	42,047	1,461,133
Checkpoint Therapeutics, Inc. (a)(b)	48,403	212,489
Chimerix, Inc. (a)	65,226	57,399
Chinook Therapeutics, Inc. rights (a)(c)	11,497	0
Cibus, Inc. (a)	12,675	61,601
Cidara Therapeutics, Inc.	3,323	67,158
Citius Oncology, Inc. Class A (a)(b)	2,332	2,304
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	0
Clene, Inc. (b)	1,081	4,519
Climb Bio, Inc. (a)(b)	29,597	95,598
Codiak Biosciences, Inc. (a)(c)	21,826	0
Coeptis Therapeutics Holdings (a)(b)	5,848	1,173
Cogent Biosciences, Inc. (a)	61,772	587,452
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
Coherus BioSciences, Inc. (a)(b)	9,310	11,358
Collplant Biotechnologies Ltd. (a)	5,925	26,189
Compass Pathways PLC ADR (a)	42,169	193,767
Compass Therapeutics, Inc. (a)	76,586	124,835
Compugen Ltd. (a)(b)	50,395	80,128
Concert Pharmaceuticals, Inc. rights (a)(c)	24,247	0
Connect Biopharma Holdings Ltd. ADR (a)	27,961	28,800
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,289	112,070
Corvus Pharmaceuticals, Inc. (a)	47,461	431,420
Cosciens Biopharma, Inc.	278	834
Cosciens Biopharma, Inc. warrants 5/24/29 (a)(b)	434	1,302
Coya Therapeutics, Inc. (a)	7,996	52,134
Crinetics Pharmaceuticals, Inc. (a)	41,284	2,361,445
CRISPR Therapeutics AG (a)(b)	47,689	2,440,246
Cue Biopharma, Inc. (a)	29,250	35,685
Cullinan Oncology, Inc. (a)	24,800	333,560
CureVac NV (a)(b)	94,395	270,914
Curis, Inc. (a)	3,644	15,997
Cyclo Therapeutics, Inc. (a)(b)	13,730	9,119
Cytokinetics, Inc. (a)	61,442	3,186,382
CytoMed Therapeutics Pte Ltd. (a)(b)	4,854	11,455
CytomX Therapeutics, Inc. (a)	5,487	5,816
Day One Biopharmaceuticals, Inc. (a)	64,909	904,182
DBV Technologies SA sponsored ADR (b)	3,877	15,120
Denali Therapeutics, Inc. (a)	93,144	2,328,600
Design Therapeutics, Inc. (a)(b)	20,841	125,046
DiaMedica Therapeutics, Inc. (a)	42,740	241,695
Dianthus Therapeutics, Inc. (a)(b)	14,601	350,278
Dianthus Therapeutics, Inc. rights (a)(c)	44,600	0
Disc Medicine, Inc. (a)	14,409	914,251
Dogwood Therapeutics, Inc. (b)	880	2,094
Dyadic International, Inc. (a)	48,866	83,561
Dynavax Technologies Corp. (a)	76,001	977,373
Dyne Therapeutics, Inc. (a)	48,356	1,480,177
Edesa Biotech, Inc. (a)	2,349	5,755
Editas Medicine, Inc. (a)(b)	41,990	94,058
Eledon Pharmaceuticals, Inc. (a)	16,943	78,954
Elevation Oncology, Inc. (a)	10,711	6,812
Elicio Therapeutics, Inc. (a)	4,660	23,719
Elutia, Inc. (a)(b)	12,283	50,852
Enanta Pharmaceuticals, Inc. (a)	20,814	179,000
enGene Holdings, Inc. (b)	27,516	238,013
Enlivex Therapeutics Ltd. (a)(b)	10,420	11,879
Entera Bio Ltd. (a)	17,597	28,859
Entrada Therapeutics, Inc. (a)	20,746	412,638
Equillium, Inc. (a)	18,701	14,044
Erasca, Inc. (a)(b)	21,918	62,685
Essa Pharma, Inc. (a)	26,858	48,076
Estrella Immunopharma, Inc. (a)(b)	1,582	1,835
Evaxion Biotech A/S ADR	3,348	5,625
Evogene Ltd. (b)	5,124	8,403
Exact Sciences Corp. (a)	112,277	6,970,156
Exagen, Inc. (a)	8,533	33,876
Exelixis, Inc. (a)	185,425	6,760,596
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	42,157	133,638
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	118,212
FibroBiologics, Inc. (b)	21,996	57,630
FibroGen, Inc. (a)	29,549	12,549
Flexion Therapeutics, Inc. rights (a)(c)	69,500	1
Foghorn Therapeutics, Inc. (a)	25,990	207,660
Fortress Biotech, Inc. (a)(b)	8,115	17,285
Gain Therapeutics, Inc. (a)	10,062	18,715
Galapagos NV sponsored ADR (a)	7,819	216,117
Galectin Therapeutics, Inc. (a)(b)	67,748	195,792
Galecto, Inc.	469	2,622
Genelux Corp. (a)(b)	19,955	53,679
Generation Bio Co. (a)	32,153	48,873
Genfit ADR (a)(b)	3,215	13,632
Genmab A/S ADR (a)(b)	27,016	580,844
GeoVax Labs, Inc. (b)	410	1,082
Geron Corp. (a)	326,453	1,344,986
Gilead Sciences, Inc.	746,522	69,113,007
GlycoMimetics, Inc. (a)(b)	34,225	11,873
Gossamer Bio, Inc. (a)(b)	75,216	52,508
Grail, Inc. (b)	11,517	201,548
Greenwich Lifesciences, Inc. (a)(b)	7,220	102,885
Grifols SA ADR (a)	72,167	504,447
Gyre Therapeutics, Inc. (a)(b)	49,719	621,985
Gyre Therapeutics, Inc. rights (a)(c)	25,124	0
Halozyme Therapeutics, Inc. (a)	76,704	3,697,133
HCW Biologics, Inc. (a)(b)	23,272	10,984
Heron Therapeutics, Inc. (a)(b)	87,973	104,688
Hookipa Pharma, Inc.	3,820	9,626
Humacyte, Inc. Class A (a)(b)	62,178	281,045
I-Mab ADR (a)	22,037	20,543
Ideaya Biosciences, Inc. (a)	43,841	1,199,490
IGM Biosciences, Inc. (a)(b)	10,766	108,091
Immatics NV (a)(b)	68,451	569,512
Immix Biopharma, Inc. (a)	13,727	28,964
Immucell Corp. (a)	2,008	8,152
Immunic, Inc. (a)	39,039	48,408
ImmunityBio, Inc. (a)(b)	399,522	2,013,591
Immunocore Holdings PLC ADR (a)	20,458	669,795
Immunome, Inc. (a)	35,702	483,762
Immunovant, Inc. (a)	86,608	2,442,346
Immutep Ltd. ADR (a)(b)	18,722	38,006
Imunon, Inc. (a)(b)	3,082	2,598
In8bio, Inc. (a)(b)	28,664	8,631
Incyte Corp. (a)	115,458	8,612,012
Indaptus Therapeutics, Inc. (a)(b)	14,123	14,405
InflaRx NV (a)	36,236	89,141
Inhibikase Therapeutics, Inc. (a)(b)	3,272	9,554
Inmune Bio, Inc. (a)(b)	10,829	54,686
Inovio Pharmaceuticals, Inc. (b)	22,939	99,096
Inozyme Pharma, Inc. (a)(b)	26,631	72,170
Insmed, Inc. (a)	90,043	6,767,632
Instil Bio, Inc.	956	25,726
Intellia Therapeutics, Inc. (a)	70,914	1,107,677
Intensity Therapeutics, Inc. (a)	6,917	20,474
Inventiva SA ADR (a)(b)	4,695	12,442
Invivyd, Inc. (a)	49,692	34,715
IO Biotech, Inc. (a)	33,307	29,643
Ionis Pharmaceuticals, Inc. (a)	86,996	3,108,367
Iovance Biotherapeutics, Inc. (a)(b)	166,053	1,547,614
Ironwood Pharmaceuticals, Inc. Class A (a)	96,141	338,416
iTeos Therapeutics, Inc. (a)	21,888	187,142
Janux Therapeutics, Inc. (a)	30,103	1,360,957
Jasper Therapeutics, Inc.	9,659	220,322
Kala Bio, Inc. (a)	1,482	9,959
Kalvista Pharmaceuticals, Inc. (a)(b)	35,956	361,717
Kamada Ltd. (a)(b)	27,740	163,389
Karyopharm Therapeutics, Inc. (a)(b)	29,188	24,667
Kazia Therapeutics Ltd. sponsored ADR (b)	1,478	7,641
Keros Therapeutics, Inc. (a)	21,338	1,232,056
Kezar Life Sciences, Inc.	2,961	22,119
Kineta, Inc. rights (a)(c)	39,785	0
Kiniksa Pharmaceuticals Intern (a)(b)	23,311	514,707
Kinnate Biopharma, Inc. rights (a)(c)	26,452	0
Klotho Neurosciences, Inc. (a)(b)	3,048	1,183
Kodiak Sciences, Inc. (a)	30,219	201,561
Korro Bio, Inc.	5,507	286,694
Korro Bio, Inc. rights (a)(c)(b)	14,063	0
Kronos Bio, Inc. (a)	24,347	23,130
Krystal Biotech, Inc. (a)	16,807	3,318,038
Kura Oncology, Inc. (a)	44,818	494,791
Kymera Therapeutics, Inc. (a)	36,404	1,705,527
Kyverna Therapeutics, Inc. (b)	25,291	145,929
LakeShore Biopharma Co. Ltd. (b)	1,361	3,811
Lantern Pharma, Inc. (a)	6,838	21,950
Larimar Therapeutics, Inc. (a)(b)	43,266	273,874
LAVA Therapeutics NV (a)	11,124	17,798
Leap Therapeutics, Inc. (a)(b)	20,759	61,862
Legend Biotech Corp. ADR (a)(b)	51,881	2,182,634
Lenz Therapeutics, Inc. (b)	19,424	691,494
Lexeo Therapeutics, Inc.	25,247	207,783
Lexicon Pharmaceuticals, Inc. (a)(b)	126,759	101,876
Lisata Therapeutics, Inc. (a)	2,010	5,628
Lixte Biotechnology Holdings, Inc. (a)(b)	2,579	5,751
Longeveron, Inc. (b)	3,572	7,323
Lumos Pharma, Inc. (a)(b)	8,658	37,316
Lyell Immunopharma, Inc. (a)	121,124	114,474
Macrogenics, Inc. (a)	13,504	48,479
Madrigal Pharmaceuticals, Inc. (a)(b)	11,862	3,892,990
Mainz Biomed NV (a)(b)	9,012	1,983
MannKind Corp. (a)	158,220	1,072,732
Marker Therapeutics, Inc. (a)	5,272	18,399
MDxHealth SA (a)(b)	5,263	10,473
MediciNova, Inc. (a)	25,966	53,750
Medipacific, Inc. rights (a)(c)	30,249	0
MEI Pharma, Inc.	2,308	6,485
MeiraGTx Holdings PLC (a)	38,759	262,398
Mereo Biopharma Group PLC ADR (a)(b)	92,156	332,222
Mersana Therapeutics, Inc. (a)	16,235	37,016
Merus BV (a)	34,243	1,535,456
Mesoblast Ltd. sponsored ADR (b)	11,025	128,882
Metagenomi, Inc.	21,951	45,439
Metavia, Inc.	4,751	11,735
Metavia, Inc. rights (a)(c)	612	0
MiMedx Group, Inc. (a)	96,832	895,696
Mineralys Therapeutics, Inc. (a)	26,099	333,284
Minerva Neurosciences, Inc. (a)	6,000	13,140
MiNK Therapeutics, Inc. (a)	19,029	13,986
Mirum Pharmaceuticals, Inc. (a)(b)	28,013	1,294,761
Moderna, Inc. (a)	229,698	9,890,796
Molecular Partners AG ADR (a)(b)	1,070	6,163
Moleculin Biotech, Inc.	1,039	2,888
Monopar Therapeutics, Inc.	2,690	60,606
Monte Rosa Therapeutics, Inc. (a)	34,776	360,279
Moonlake Immunotherapeutics Class A (a)	39,636	2,157,387
Mural Oncology PLC	9,480	37,825
Myriad Genetics, Inc. (a)	53,471	869,973
Nanobiotix SA ADR (a)(b)	5,809	18,763
Natera, Inc. (a)	73,656	12,358,004
Neubase Therapeutics, Inc. (a)(c)	985	362
Neurocrine Biosciences, Inc. (a)	60,753	7,700,443
Neurogene, Inc.	5,990	152,326
Neurogene, Inc. rights (a)(c)(b)	4,505	0
NeuroSense Therapeutics Ltd. (a)(b)	11,963	11,843
NewAmsterdam Pharma Co. NV (a)	53,744	1,066,818
NextCure, Inc. (a)	15,140	17,714
Nkarta, Inc. (a)	49,901	143,216
NKGen Biotech, Inc. (a)	10,882	4,353
Novavax, Inc. (a)(b)	76,455	666,688
NuCana PLC ADR (b)	751	976
Nurix Therapeutics, Inc. (a)	32,554	719,769
Nuvalent, Inc. Class A (a)	34,732	3,357,890
Nuvectis Pharma, Inc. (a)(b)	10,226	51,539
Ocean Biomedical, Inc. Class A (a)	34,144	23,594
Ocugen, Inc. (a)(b)	182,321	179,057
OKYO Pharma Ltd. (a)	12,090	12,453
Olema Pharmaceuticals, Inc. (a)	32,913	333,080
Omega Therapeutics, Inc. (a)(b)	15,828	13,976
Omniab, Inc. (a)(c)	3,424	9,793
Omniab, Inc. (a)(c)	3,424	8,971
OncoCyte Corp. (a)	925	2,248
Oncolytics Biotech, Inc. (a)(b)	41,942	39,321
Oncternal Therapeutics, Inc. rights (a)(c)(b)	4,319	0
Onkure Therapeutics, Inc. (b)	2,298	35,435
Opthea Ltd. ADR (a)(b)	5,049	18,580
Organogenesis Holdings, Inc. Class A (a)	61,402	237,626
Organovo Holdings, Inc. (a)	4,727	2,174
ORIC Pharmaceuticals, Inc. (a)(b)	39,045	386,546
Oruka Therapeutics, Inc.	2,093	45,481
Outlook Therapeutics, Inc. (b)	13,486	27,646
Ovid Therapeutics, Inc. (a)	42,215	48,125
Palisade Bio, Inc. rights (a)(c)(b)	29,628	0
Passage Bio, Inc. (a)	20,604	23,283
PDS Biotechnology Corp. (a)(b)	15,312	33,533
PepGen, Inc. (a)	22,676	114,514
PharmaCyte Biotech, Inc. (a)	26,211	46,393
Pharming Group NV ADR (a)(b)	2,093	15,593
Pieris Pharmaceuticals, Inc.	282	4,630
Pluri, Inc. (b)	3,147	16,679
Plus Therapeutics, Inc. (a)	8,899	11,747
PMV Pharmaceuticals, Inc. (a)	16,516	26,756
Portage Biotech, Inc. (b)	107	445
Poseida Therapeutics, Inc. (a)	31,622	294,401
Praxis Precision Medicines, Inc.	11,679	936,305
Precigen, Inc. (a)(b)	101,354	94,472
Precision BioSciences, Inc.	2,657	19,370
Prelude Therapeutics, Inc. (a)(b)	34,715	36,451
Prime Medicine, Inc. (a)(b)	102,132	336,014
ProKidney Corp. Class A (a)(b)	75,325	150,650
ProMIS Neurosciences, Inc. (a)	8,622	8,105
ProQR Therapeutics BV (a)	46,671	179,217
Protagenic Therapeutics, Inc. (a)(b)	5,007	2,999
Protagonist Therapeutics, Inc. (a)	37,330	1,635,054
Protara Therapeutics, Inc. (a)(b)	9,599	28,893
Prothena Corp. PLC (a)	43,622	707,113
PTC Therapeutics, Inc. (a)	45,672	2,004,087
Puma Biotechnology, Inc. (a)	28,173	95,506
PureTech Health PLC ADR (a)(b)	463	10,612
Pyxis Oncology, Inc. (a)	33,740	67,817
Q32 Bio, Inc.	8,732	234,978
Q32 Bio, Inc. rights (a)(b)(c)	29,351	0
Quince Therapeutics, Inc. (a)(b)	15,115	30,986
Quoin Pharmaceuticals Ltd. rights (a)(c)	3,438,400	34
Radius Health, Inc. (a)(c)	26,855	0
Rallybio Corp. (a)	26,280	30,748
RAPT Therapeutics, Inc. (a)	1,710	2,155
Recursion Pharmaceuticals, Inc. Class A (a)(b)	116,652	824,730
Regeneron Pharmaceuticals, Inc. (a)	64,917	48,702,032
Regeneron Pharmaceuticals, Inc. rights (a)(c)	16,049	0
REGENXBIO, Inc. (a)	39,285	389,707
Regulus Therapeutics, Inc. (a)	47,351	76,235
Relay Therapeutics, Inc. (a)	104,381	490,591
Renovaro, Inc. (a)	88,141	66,670
RenovoRx, Inc. (a)	3,794	4,818
Repare Therapeutics, Inc. (a)(b)	19,128	62,740
Repligen Corp. (a)	35,344	5,320,686
Replimune Group, Inc. (a)	48,310	680,205
Revolution Medicines, Inc. (a)	98,128	5,676,705
Rezolute, Inc. (a)	23,833	120,118
Rhythm Pharmaceuticals, Inc. (a)	35,591	2,208,066
Rigel Pharmaceuticals, Inc.	4,723	130,402
Rocket Pharmaceuticals, Inc. (a)	53,599	771,290
Roivant Sciences Ltd. (a)	479,376	6,092,869
S.A.B. Biotherapeutics, Inc.	769	2,245
Sage Therapeutics, Inc. (a)	6,058	33,137
Sagimet Biosciences, Inc. (a)(b)	16,595	94,426
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	1
Sana Biotechnology, Inc. (a)(b)	154,246	428,804
Sangamo Therapeutics, Inc. (a)	35,786	80,876
Sarepta Therapeutics, Inc. (a)	56,154	7,487,574
Savara, Inc. (a)	71,158	239,091
Scholar Rock Holding Corp. (a)	42,153	1,681,905
Sellas Life Sciences Group, Inc. (a)(b)	10,000	11,300
Sensei Biotherapeutics, Inc. (a)	2,679	1,450
Senti Biosciences, Inc. (b)	305	659
Sera Prognostics, Inc. (a)(b)	19,297	130,062
Seres Therapeutics, Inc. (a)(b)	89,776	87,980
Shattuck Labs, Inc. (a)	27,628	30,391
Shuttle Pharmaceuticals Holding, Inc. (b)	616	522
Sigilon Therapeutics, Inc. rights (a)(c)	1,064	8,980
Silence Therapeutics PLC ADR (a)	29,417	232,983
Sinovac Biotech Ltd. (a)(c)	27,717	89,665
Skye Bioscience, Inc. (a)(b)	7,280	32,687
Soleno Therapeutics, Inc. (a)	21,002	1,107,015
Solid Biosciences, Inc. (a)	17,714	100,970
Spectrum Pharmaceuticals, Inc. rights (a)(c)	111,379	1
Spero Therapeutics, Inc. (a)	23,675	26,990
SpringWorks Therapeutics, Inc. (a)	43,883	1,820,267
Spruce Biosciences, Inc. (a)	12,635	6,981
Spyre Therapeutics, Inc. (a)(b)	32,743	930,883
Spyre Therapeutics, Inc. rights (a)(c)	34,317	0
Stoke Therapeutics, Inc. (a)	30,371	367,793
Summit Therapeutics, Inc. (a)(b)	420,381	7,760,233
Surface Oncology, Inc. rights (a)(c)	23,135	0
Surrozen, Inc.	1,130	13,786
Sutro Biopharma, Inc. (a)	47,061	124,712
Syndax Pharmaceuticals, Inc. (a)	62,771	1,049,531
Synlogic, Inc. (a)	4,185	5,817
Syros Pharmaceuticals, Inc. (a)(b)	7,332	1,991
T2 Biosystems, Inc. (a)(b)	9,232	5,283
Tango Therapeutics, Inc. (a)	61,892	243,854
Taysha Gene Therapies, Inc. (a)	109,633	355,211
Tectonic Therapeutic, Inc.	3,760	187,173
Tectonic Therapeutic, Inc. rights (a)(c)	2,331	0
Tenax Therapeutics, Inc. (a)	364	1,944
Tenaya Therapeutics, Inc. (a)(b)	31,184	111,327
Tevogen Bio Holdings, Inc. Class A (a)(b)	26,449	34,648
TG Therapeutics, Inc. (a)(b)	91,849	3,196,345
Theratechnologies, Inc. (a)(b)	25,681	31,588
Tiziana Life Sciences Ltd. (a)	55,884	53,649
Tobira Therapeutics, Inc. rights (a)(c)(b)	6,103	0
Tourmaline Bio, Inc. (a)	15,074	392,527
TransCode Therapeutics, Inc.	1,095	381
Travere Therapeutics, Inc. (a)	63,447	1,193,438
TriSalus Life Sciences, Inc. Class A (a)	17,239	78,610
TScan Therapeutics, Inc. (a)	28,767	137,219
Tuhura Biosciences, Inc. (b)	871	5,714
Tuhura Biosciences, Inc. rights (a)(c)(b)	30,458	0
Turnstone Biologics Corp. (a)	13,738	7,075
Twist Bioscience Corp. (a)	33,908	1,667,595
Tyra Biosciences, Inc. (a)	36,163	567,036
Ultragenyx Pharmaceutical, Inc. (a)	55,240	2,631,081
Unicycive Therapeutics, Inc. (a)	26,109	17,986
uniQure B.V. (a)	13,755	82,117
United Therapeutics Corp. (a)	26,638	9,869,113
United Therapeutics Corp. rights (a)(c)	19,958	0
UNITY Biotechnology, Inc. (a)	3,870	4,799
UroGen Pharma Ltd. (a)(b)	19,633	249,339
Valneva SE ADR (a)(b)	359	1,454
Vanda Pharmaceuticals, Inc. (a)	35,063	180,574
Vaxart, Inc. (a)	83,936	50,546
Vaxcyte, Inc. (a)	64,617	6,095,968
Vera Therapeutics, Inc. (a)	31,232	1,553,792
Veracyte, Inc. (a)	51,896	2,228,933
Verastem, Inc. (a)	53,806	287,324
Vericel Corp. (a)	28,395	1,650,885
Vertex Pharmaceuticals, Inc. (a)	154,618	72,381,324
Verve Therapeutics, Inc. (a)(b)	15,219	85,379
Vigil Neuroscience, Inc. (a)	24,515	60,552
Viking Therapeutics, Inc. (a)	66,500	3,520,510
Vincerx Pharma, Inc. (a)	2,662	753
Vir Biotechnology, Inc. (a)	57,628	458,719
Viridian Therapeutics, Inc. (a)	47,344	1,020,263
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
VistaGen Therapeutics, Inc. (a)	12,189	34,617
Vor Biopharma, Inc. (a)	28,914	24,059
Voyager Therapeutics, Inc. (a)	29,804	204,455
vTv Therapeutics, Inc. Class A (b)	1,602	25,616
Werewolf Therapeutics, Inc. (a)	25,821	51,642
X4 Pharmaceuticals, Inc. (a)(b)	50,743	19,942
Xbiotech, Inc. (a)	16,960	129,066
Xencor, Inc. (a)	48,415	1,239,424
Xenetic Biosciences, Inc. (a)	2,070	8,922
Xenon Pharmaceuticals, Inc. (a)	44,701	1,905,604
Xilio Therapeutics, Inc. (a)	15,714	17,128
XOMA Corp. (a)	7,259	242,814
XTL Biopharmaceuticals Ltd. ADR (a)(b)	8,903	16,203
Y-mAbs Therapeutics, Inc. (a)	25,975	309,622
Zai Lab Ltd. ADR (a)(b)	19,724	569,037
Zenas BioPharma, Inc.	24,857	286,104
Zentalis Pharmaceuticals, Inc. (a)	1,419	5,123
Zura Bio Ltd. Class A (a)	37,939	115,714
Zymeworks, Inc. (a)	40,071	564,600
		642,059,808
Health Care Equipment & Supplies - 1.5%
Abiomed, Inc. (a)(c)	25,491	55,061
Accelerate Diagnostics, Inc. (a)(b)	6,069	10,075
Accuray, Inc. (a)	54,348	121,196
Adagio Medical Holdings, Inc. (b)	7,609	20,164
Align Technology, Inc. (a)	45,241	10,530,748
Alpha Tau Medical Ltd. Class A (a)(b)	35,716	100,005
Alphatec Holdings, Inc. (a)(b)	82,171	861,152
Angiodynamics, Inc. (a)	57,868	401,025
Apyx Medical Corp. (a)	20,572	33,121
Aspira Women's Health, Inc. (a)(b)	9,351	8,042
Atricure, Inc. (a)	39,701	1,435,588
Autonomix Medical, Inc. (b)	347	1,707
AxoGen, Inc. (a)	25,183	350,044
Baird Medical Investment Holdings Ltd. (b)	5,852	14,425
Beyond Air, Inc. (a)(b)	4,006	2,063
Bioventus, Inc. (a)	38,014	467,192
BrainsWay Ltd. ADR (a)	5,012	49,468
Cerus Corp. (a)	105,509	195,192
Check Capital Ltd. (a)	2,932	2,383
ClearPoint Neuro, Inc. (a)(b)	15,290	189,137
Co.-Diagnostics, Inc. (a)	17,214	15,334
Cutera, Inc. (a)(b)	489	238
CVRx, Inc. (a)	12,907	197,735
CytoSorbents Corp. (a)(b)	21,655	21,005
Delcath Systems, Inc. (a)	16,704	198,444
Dentsply Sirona, Inc.	119,633	2,350,788
DexCom, Inc. (a)	238,401	18,592,894
DIH Holdings U.S., Inc. Class A (a)(b)	24,797	34,716
EDAP TMS SA sponsored ADR (a)(b)	22,764	55,544
Ekso Bionics Holdings, Inc. (a)	2,475	1,720
electroCore, Inc. (a)	10,983	133,993
Embecta Corp.	34,326	715,011
Envoy Medical, Inc. Class A (a)	14,692	33,498
Envveno Medical Corp. (a)	20,487	63,715
Establishment Labs Holdings, Inc. (a)(b)	16,207	743,739
Femasys, Inc. (a)(b)	18,182	20,364
Fonar Corp. (a)	3,366	55,438
Fractyl Health, Inc.	29,844	76,401
GE Healthcare Technologies, Inc.	273,733	22,780,060
Heartbeam, Inc. (a)	16,484	50,441
Hologic, Inc. (a)	139,786	11,112,987
Hyperfine, Inc. (a)	37,729	38,106
IceCure Medical Ltd. (a)(b)	25,560	21,271
ICU Medical, Inc. (a)	15,372	2,520,393
IDEXX Laboratories, Inc. (a)	49,408	20,837,824
Inari Medical, Inc. (a)	34,806	1,807,128
InMode Ltd. (a)	49,233	961,520
Inogen, Inc. (a)	4,809	46,695
Inspira Technologies Oxy BHN Ltd. (a)(b)	2,924	3,947
InspireMD, Inc. (a)	18,244	54,002
Insulet Corp. (a)	41,871	11,170,345
Integra LifeSciences Holdings Corp. (a)	36,692	901,889
Intuitive Surgical, Inc. (a)	212,568	115,211,856
IRadimed Corp.	7,986	430,685
iRhythm Technologies, Inc. (a)	18,507	1,609,461
Iridex Corp. (a)	16,237	29,714
Jin Medical International Ltd. (b)	106,540	95,971
Kewaunee Scientific Corp. (a)	1,782	74,363
KORU Medical Systems, Inc. (a)	31,356	124,797
Lantheus Holdings, Inc. (a)	42,016	3,750,768
LeMaitre Vascular, Inc.	13,225	1,414,943
LENSAR, Inc. (a)	5,527	41,618
Lifeward Ltd.	4,234	8,764
LivaNova PLC (a)	32,178	1,689,345
Lucid Diagnostics, Inc. (a)	12,873	12,872
Masimo Corp. (a)	31,782	5,483,666
Meihua International Medical Technologies Co. Ltd. (a)	14,394	7,574
Merit Medical Systems, Inc. (a)	34,557	3,590,472
Microbot Medical, Inc. (a)(b)	2,681	2,612
Modular Medical, Inc. (a)	16,946	28,808
Monogram Technologies, Inc. (a)	15,368	31,043
NanoVibronix, Inc. (a)(b)	1,284	928
NAYA Biosciences, Inc. (a)(b)	4,808	4,677
Neogen Corp. (a)(b)	123,583	1,752,407
Neovasc, Inc. rights (a)(c)	854	0
Neuronetics, Inc. (a)	15,800	15,800
NeuroOne Medical Technologies Corp. (a)	15,540	10,194
NeuroPace, Inc. (a)	16,625	176,225
NEXGEL, Inc. (a)	546	1,736
Novocure Ltd. (a)	63,189	1,266,308
Nyxoah SA (a)(b)	14,326	118,261
Omnicell, Inc. (a)	27,115	1,263,288
OraSure Technologies, Inc. (a)	19,999	75,996
Orchestra BioMed Holdings, Inc. (a)	22,556	126,990
Orthofix Medical, Inc. (a)	14,094	275,256
OrthoPediatrics Corp. (a)	15,188	394,584
Predictive Oncology, Inc. (a)(b)	2,138	1,721
Pro-Dex, Inc. (a)	3,523	179,673
PROCEPT BioRobotics Corp. (a)(b)	31,785	3,038,328
Profound Medical Corp. (a)(b)	14,049	115,202
Pulmonx Corp. (a)	24,714	159,405
Pulse Biosciences, Inc. (a)(b)	40,952	876,373
Pulse Biosciences, Inc.:
warrants 6/26/29 (a)(b)	4,012	27,772
warrants 6/26/30 (a)(b)	4,012	27,772
QT Imaging Holdings, Inc. (a)	15,064	8,195
QuidelOrtho Corp. (a)	47,659	1,954,019
Rockwell Medical, Inc. (a)	20,574	47,114
RxSight, Inc. (a)	21,884	1,025,922
Sanara Medtech, Inc. (a)(b)	5,156	187,369
SeaStar Medical Holding Corp. (Class A) (b)	1,423	3,558
Semler Scientific, Inc. (a)(b)	4,084	232,870
Sensus Healthcare, Inc. (a)(b)	10,687	90,946
SI-BONE, Inc. (a)	41,274	559,675
Sight Sciences, Inc. (a)	29,280	116,827
Spectral Ai, Inc. (a)(b)	10,463	20,089
Staar Surgical Co. (a)	32,893	957,186
STRATA Skin Sciences, Inc.	1,744	5,075
SurModics, Inc. (a)	8,185	322,898
Tactile Systems Technology, Inc. (a)	9,719	189,909
Tandem Diabetes Care, Inc. (a)(b)	38,972	1,193,712
Tela Bio, Inc. (a)	15,739	49,420
Tenon Medical, Inc. (b)	638	1,461
The Cooper Companies, Inc. (a)	118,867	12,416,847
TransMedics Group, Inc. (a)	20,002	1,734,373
Treace Medical Concepts, Inc. (a)	2,300	19,596
Trinity Biotech PLC sponsored ADR	5,077	5,635
UFP Technologies, Inc. (a)	4,879	1,575,527
Utah Medical Products, Inc.	2,529	165,017
Varex Imaging Corp. (a)	18,147	302,692
Vivani Medical, Inc. (a)(b)	34,844	50,175
Zimvie, Inc. (a)	17,620	260,071
Zynex, Inc. (a)(b)	24,118	200,662
		277,710,041
Health Care Providers & Services - 0.3%
23andMe Holding Co. Class A	3,334	11,836
Acadia Healthcare Co., Inc. (a)	55,382	2,250,171
Accolade, Inc. (a)	101,216	390,694
AdaptHealth Corp. (a)	54,377	545,401
Addus HomeCare Corp. (a)	10,642	1,307,263
Agape ATP Corp. (b)	1,719	2,647
AirSculpt Technologies, Inc. (a)(b)	34,189	233,511
Akso Health Group ADR (a)	14,973	12,390
Alignment Healthcare, Inc. (a)	114,174	1,439,734
Amedisys, Inc. (a)	19,162	1,751,598
Astrana Health, Inc. (a)	31,222	1,350,352
Aveanna Healthcare Holdings, Inc. (a)	112,392	652,998
Biodesix, Inc. (a)	56,084	80,761
BrightSpring Health Services, Inc.	101,892	1,966,516
Castle Biosciences, Inc. (a)	12,340	373,655
Clover Health Investments Corp. (a)	221,706	771,537
Corvel Corp. (a)	10,248	3,744,619
Cosmos Health, Inc. (a)(b)	4,515	3,607
Cross Country Healthcare, Inc. (a)	22,341	240,389
DocGo, Inc. Class A (a)	63,323	274,189
EUDA Health Holdings Ltd. (a)(b)	16,038	70,888
Fulgent Genetics, Inc. (a)	28,465	520,910
GeneDx Holdings Corp. Class A (a)	16,404	1,285,910
Guardant Health, Inc. (a)	78,112	2,781,568
HealthEquity, Inc. (a)	52,913	5,372,786
Henry Schein, Inc. (a)	76,981	5,931,386
IMAC Holdings, Inc. (a)(b)	1,827	1,937
Innovage Holding Corp. (a)	82,446	401,512
LifeStance Health Group, Inc. (a)	266,387	2,003,230
Modivcare, Inc. (a)	8,809	165,521
MSP Recovery, Inc. warrants 5/20/27 (a)	1,585,094	1,268
Nano-X Imaging Ltd. (a)(b)	49,716	321,165
National Research Corp. Class A	15,135	297,554
NeoGenomics, Inc. (a)	76,066	1,348,650
NewGenIvf Group Ltd. Class A (b)	958	316
Nutex Health, Inc.	26	967
Opko Health, Inc. (a)(b)	281,056	432,826
Option Care Health, Inc. (a)	105,416	2,508,901
P3 Health Partners, Inc. Class A (a)(b)	39,956	9,841
Patterson Companies, Inc.	55,328	1,188,999
Pennant Group, Inc. (a)	17,279	538,759
Performant Financial Corp. (a)	50,127	157,399
Precipio, Inc. (a)	3,097	18,582
Premier, Inc. Class A (b)	43,745	1,001,761
Prenetics Global Ltd. (b)	6,297	28,588
Privia Health Group, Inc. (a)	70,269	1,509,378
Progyny, Inc. (a)	56,927	886,353
Psychemedics Corp. (a)	4,592	10,699
Quipt Home Medical Corp. (a)	27,573	73,896
RadNet, Inc. (a)	44,576	3,644,534
Sbc Medical Group Holdings, Inc. (a)(b)	1,716	12,407
Surgery Partners, Inc. (a)	83,902	2,000,224
Talkspace, Inc. Class A (a)	53,702	183,661
The Ensign Group, Inc.	34,680	5,070,563
The Joint Corp. (a)(b)	8,305	96,670
The Oncology Institute, Inc. (a)(b)	16,051	2,600
Viemed Healthcare, Inc. (a)	24,406	211,600
Virax Biolabs Group Ltd. (b)(d)	542	1,068
		57,498,745
Health Care Technology - 0.1%
Bullfrog AI Holdings, Inc. (a)	3,407	7,257
CareCloud, Inc. (a)	13,011	41,115
Certara, Inc. (a)	112,429	1,260,329
DarioHealth Corp. (a)(b)	11,331	8,948
Definitive Healthcare Corp. (a)	9,386	44,396
Forian, Inc. (a)	18,658	38,435
GoodRx Holdings, Inc. (a)	55,580	269,007
Health Catalyst, Inc. (a)	57,116	504,334
Healthcare Triangle, Inc. (a)(b)	2,288	1,613
HealthStream, Inc.	18,820	622,942
iCAD, Inc. (a)	25,911	44,826
iSpecimen, Inc. (b)	267	1,145
Lifemd, Inc. (a)(b)	26,734	176,177
Onemednet Corp. Class A (a)	12,617	11,860
OptimizeRx Corp. (a)	10,189	55,530
Schrodinger, Inc. (a)(b)	49,535	1,118,005
Scienture Holdings, Inc.	1,027	7,815
SCWorx, Corp. (a)(b)	640	1,523
Simulations Plus, Inc.	12,222	388,293
SOPHiA GENETICS SA (a)	40,573	135,514
Streamline Health Solutions, Inc.	939	2,526
TruBridge, Inc. (a)	10,575	189,821
VSee Health, Inc. (a)(b)	6,729	14,131
Waystar Holding Corp.	100,021	3,088,648
		8,034,190
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. Class A (a)	64,800	1,030,320
AbCellera Biologics, Inc. (a)(b)	108,864	327,681
Adaptive Biotechnologies Corp. (a)	34,511	204,995
Akoya Biosciences, Inc. (a)(b)	19,957	43,905
Alpha Teknova, Inc. (a)	47,379	353,921
Azenta, Inc. (a)	33,818	1,562,730
Bio-Techne Corp.	93,381	7,037,192
BioLife Solutions, Inc. (a)	26,388	724,878
BioNano Genomics, Inc. (a)	10,355	2,647
Bruker Corp.	91,197	5,284,866
Champions Oncology, Inc. (a)	10,958	45,366
ChromaDex, Inc. (a)	46,168	356,417
Codexis, Inc. (a)	24,742	113,318
Conduit Pharmaceuticals, Inc. Class A (a)(b)	36,356	3,879
CryoPort, Inc. (a)(b)	48,128	340,746
Cytek Biosciences, Inc. (a)	50,655	330,777
Evotec OAI AG ADR (a)	8,507	39,898
Fortrea Holdings, Inc. (a)	52,478	1,104,662
Genetic Technologies Ltd. ADR (c)	502	384
Harvard Bioscience, Inc. (a)	29,367	64,607
ICON PLC (a)	49,485	10,404,221
Illumina, Inc. (a)	95,300	13,737,495
ImmunoPrecise Antibodies Ltd. (a)	10,668	3,979
Inotiv, Inc. (a)(b)	5,271	19,292
Lifecore Biomedical (a)	22,245	164,835
Maravai LifeSciences Holdings, Inc. Class A (a)	78,503	445,112
MaxCyte, Inc. (a)	60,748	215,655
Medpace Holdings, Inc. (a)	18,491	6,298,589
Mesa Laboratories, Inc.	4,937	578,320
Nautilus Biotechnology, Inc. Class A (a)	76,432	171,208
OmniAb, Inc. (a)(b)	96,962	379,121
Pacific Biosciences of California, Inc. (a)(b)	230,624	440,492
Personalis, Inc. (a)	46,956	186,415
Quanterix Corp. (a)	35,169	433,634
Quantum-Si, Inc. Class A (a)(b)	39,233	49,041
Rapid Micro Biosystems, Inc. Class A (a)	21,522	22,598
Seer, Inc. (a)	11,900	29,393
Singular Genomics Systems, Inc.	577	12,550
Sotera Health Co. (a)	169,434	2,231,446
Standard BioTools, Inc. (a)(b)	131,213	241,432
Tempus AI, Inc. (b)	94,193	5,895,540
		60,933,557
Pharmaceuticals - 0.5%
Altamira Therapeutics Ltd. (b)	2,262	951
Alumis, Inc. (b)	7,721	71,496
Amneal Intermediate, Inc. Class A, (a)	184,448	1,525,385
Amphastar Pharmaceuticals, Inc. (a)	29,456	1,331,117
AN2 Therapeutics, Inc. (a)(b)	17,972	30,013
Anebulo Pharmaceuticals, Inc. (a)	4,108	5,916
ANI Pharmaceuticals, Inc. (a)	12,795	732,258
Aquestive Therapeutics, Inc. (a)(b)	54,178	275,766
Artelo Biosciences, Inc. (a)(b)	3,253	3,481
Arvinas Holding Co. LLC (a)	46,807	1,250,683
Assertio Holdings, Inc. (a)	53,474	53,474
AstraZeneca PLC:
rights (a)(c)	216,670	2
rights (a)(c)	41,907	0
sponsored ADR (b)	350,292	23,686,745
atai Life Sciences NV (a)(b)	92,619	164,862
Atea Pharmaceuticals, Inc. (a)	70,660	241,657
Athira Pharma, Inc. (a)(b)	23,476	15,381
Aurora Cannabis, Inc. (a)(b)	32,486	147,811
Avadel Pharmaceuticals PLC sponsored (a)	54,468	602,416
Axsome Therapeutics, Inc. (a)	31,519	3,095,796
Belite Bio, Inc. ADR (a)(b)	6,700	423,842
BGM Group Ltd. Class A	4,729	41,710
Biote Corp. Class A (a)	19,805	130,911
Calcimedica, Inc. (a)	5,798	20,003
Cara Therapeutics, Inc. (a)	3,697	1,124
Cardiol Therapeutics, Inc. (a)(b)	52,435	84,945
Cassava Sciences, Inc. (a)(b)	31,437	120,718
CinCor Pharma, Inc. rights (a)(c)	24,312	0
Citius Pharmaceuticals, Inc. (a)(b)	9,090	30,179
Clearside Biomedical, Inc. (a)	46,832	49,174
Cocrystal Pharma, Inc. (a)	4,223	8,530
Cognition Therapeutics, Inc. (a)(b)	21,087	8,477
Collegium Pharmaceutical, Inc. (a)	21,531	656,696
Context Therapeutics, Inc. (a)	28,120	42,742
Contineum Therapeutics, Inc. Class A (b)	3,225	48,085
Corcept Therapeutics, Inc. (a)	62,375	3,597,790
CorMedix, Inc. (a)(b)	32,747	322,885
Cronos Group, Inc. (a)(b)	210,967	438,811
Cumberland Pharmaceuticals, Inc. (a)	11,327	15,858
Dare Bioscience, Inc. (b)	4,016	13,695
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	0
Durect Corp. (a)(b)	13,906	12,237
Edgewise Therapeutics, Inc. (a)	55,670	1,837,110
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Enliven Therapeutics, Inc. (a)	24,688	601,893
Enliven Therapeutics, Inc. rights (a)(c)	8,204	0
Enveric Biosciences, Inc. (a)(b)	163,684	54,851
Esperion Therapeutics, Inc. (a)	110,863	310,416
Eton Pharmaceuticals, Inc. (a)	19,371	262,090
Evoke Pharma, Inc.	373	1,652
Evolus, Inc. (a)	34,070	466,418
Eyenovia, Inc. (a)(b)	77,438	7,666
Eyepoint Pharmaceuticals, Inc. (a)(b)	28,515	252,358
Fulcrum Therapeutics, Inc. (a)	34,414	132,494
GH Research PLC (a)(b)	32,540	290,582
Grace Therapeutics, Inc. (a)	3,058	10,275
Harmony Biosciences Holdings, Inc. (a)	34,616	1,200,137
Harmony Biosciences Holdings, Inc. rights (a)(c)	37,934	0
Harrow, Inc. (a)	22,258	932,833
Hoth Therapeutics, Inc. (a)(b)	31,711	27,554
HUTCHMED China Ltd. sponsored ADR (a)(b)	21,744	368,561
Ikena Oncology, Inc. (a)	27,112	46,904
Incannex Healthcare, Inc.	7,963	14,413
Indivior PLC (a)(b)	82,616	926,125
Innoviva, Inc. (a)(b)	41,772	793,250
InterCure Ltd. (a)(b)	19,375	26,156
Intra-Cellular Therapies, Inc. (a)	57,999	4,967,614
Ipsen SA (a)(c)	103,469	1
Iterum Therapeutics PLC (a)(b)	12,370	24,987
Jaguar Health, Inc. (b)	2,929	3,046
Jazz Pharmaceuticals PLC (a)	37,757	4,590,874
Journey Medical Corp. (a)	8,674	50,136
Landos Biopharma, Inc. rights (a)(c)	2,305	0
Lexaria Bioscience Corp. (a)	8,916	18,545
Ligand Pharmaceuticals, Inc. (a)	11,014	1,337,871
Ligand Pharmaceuticals, Inc.:
General CVR (a)	1,518	21
Glucagon CVR (a)	1,518	6
rights (a)	1,518	6
TR Beta CVR (a)	1,518	197
Lipocine, Inc. (a)	3,409	15,204
Liquidia Corp. (a)	55,745	643,855
Marinus Pharmaceuticals, Inc. (a)	5,164	1,676
MBX Biosciences, Inc.	22,269	452,951
MediWound Ltd. (a)(b)	5,551	96,976
Milestone Pharmaceuticals, Inc. (a)	17,576	34,976
Mind Medicine (MindMed), Inc. (a)(b)	51,402	419,954
Mira Pharmaceuticals, Inc. (a)(b)	9,455	12,197
Nektar Therapeutics (a)	109,013	124,275
Neumora Therapeutics, Inc. (a)	95,709	951,347
NLS Pharmaceutics Ltd. (b)	358	1,214
Novartis AG rights (a)(c)	40,508	0
Nutriband, Inc. (a)	6,718	32,246
Ocular Therapeutix, Inc. (a)	65,815	650,910
Oculis Holding AG (a)(b)	14,944	239,702
Omeros Corp. (a)(b)	40,138	455,566
Opiant Pharmaceuticals, Inc. rights (a)(c)	3,728	0
OptiNose, Inc. (a)	106,568	53,295
Opus Genetics, Inc. (a)(b)	29,775	33,050
Oramed Pharmaceuticals, Inc. (a)(b)	25,455	60,328
Pacira Biosciences, Inc. (a)	36,558	618,196
Paratek Pharmaceuticals, Inc. rights (a)(c)(b)	29,676	0
Pharvaris BV (a)	32,770	717,663
Phathom Pharmaceuticals, Inc. (a)	45,287	401,696
Phibro Animal Health Corp. Class A	16,049	375,065
Pliant Therapeutics, Inc. (a)	53,200	734,160
Procaps Group SA (a)(b)	28,938	43,696
ProPhase Labs, Inc. (a)(b)	11,262	8,693
Pulmatrix, Inc. (a)	1,975	13,114
Rani Therapeutics Holdings, Inc. Class A (a)(b)	14,915	30,128
Rapport Therapeutics, Inc. (b)	5,992	136,857
Regencell Bioscience Holdings Ltd. (a)(b)	6,816	41,714
Relmada Therapeutics, Inc. (a)	17,730	53,545
Revance Therapeutics, Inc. (a)	93,855	338,817
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	17,822	22,099
Royalty Pharma PLC Class A	273,844	7,300,681
Sanofi SA sponsored ADR	183,495	8,897,673
Satsuma Pharmaceuticals, Inc. rights (a)(c)	19,951	0
Scilex Holding Co. (a)(i)	39,285	20,227
Scilex Holding Co. (a)	109,547	70,504
scPharmaceuticals, Inc. (a)(b)	23,650	85,613
SCYNEXIS, Inc. (a)(b)	22,803	31,240
Seelos Therapeutics, Inc. rights (a)(c)(b)	2,932	0
SIGA Technologies, Inc. (b)	42,115	306,597
Sol-Gel Technologies Ltd. (a)	13,406	7,641
Structure Therapeutics, Inc. ADR (a)(b)	29,288	970,897
Supernus Pharmaceuticals, Inc. (a)	32,482	1,187,867
Talphera, Inc. (a)	16,366	11,571
Tarsus Pharmaceuticals, Inc. (a)	20,508	1,075,645
Telomir Pharmaceuticals, Inc. (b)	12,036	47,903
Terns Pharmaceuticals, Inc. (a)	41,109	256,520
TherapeuticsMD, Inc. (a)	2,275	3,231
Theravance Biopharma, Inc. (a)	41,826	386,891
Third Harmonics Bio, Inc. (a)(b)	25,979	331,492
Tilray Brands, Inc. Class 2 (a)(b)	345,333	462,746
Titan Pharmaceuticals, Inc. (b)	963	3,679
Traws Pharma, Inc. (b)	512	2,324
Traws Pharma, Inc. rights (a)(c)	33,198	0
Trevi Therapeutics, Inc. (a)	43,949	126,573
Verona Pharma PLC ADR (a)	40,642	1,610,642
Verrica Pharmaceuticals, Inc. (a)(b)	26,078	33,380
Viatris, Inc.	714,187	9,348,708
Vyne Therapeutics, Inc. (a)	2,907	8,605
WAVE Life Sciences (a)	73,314	1,107,041
Xeris Biopharma Holdings, Inc. (a)	80,314	263,430
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	0
Zevra Therapeutics, Inc. (a)	25,328	236,310
		100,871,460
TOTAL HEALTH CARE		1,147,107,801
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.3%
A2Z Cust2Mate Solutions Corp. (a)	6,525	45,153
AeroVironment, Inc. (a)	17,097	3,325,367
AerSale Corp. (a)	32,388	204,044
Astronics Corp. (a)	16,983	274,275
Axon Enterprise, Inc. (a)	45,109	29,183,719
Byrna Technologies, Inc. (a)	5,416	104,691
Draganfly, Inc. (b)	720	3,017
EHang Holdings Ltd. ADR (a)(b)	23,701	367,840
Elbit Systems Ltd. (b)	26,752	6,532,303
Innovative Solutions & Support, Inc. (a)	9,188	71,299
Intuitive Machines, Inc. Class A (a)(b)	37,401	611,506
Kratos Defense & Security Solutions, Inc. (a)	95,443	2,585,551
Leonardo DRS, Inc. (a)	158,349	5,505,795
Mercury Systems, Inc. (a)	34,701	1,427,252
New Horizon Aircraft Ltd. Class A (a)(b)	7,483	5,050
Rocket Lab U.S.A., Inc. Class A (a)(b)	320,957	8,755,707
Satellogic, Inc. Class A (a)(b)	49,366	97,251
TAT Technologies Ltd. (a)	4,899	111,452
VirTra, Inc. (a)(b)	5,587	43,746
Woodward, Inc.	36,448	6,572,303
		65,827,321
Air Freight & Logistics - 0.1%
Addentax Group Corp. (a)(b)	1,279	711
Air T, Inc. (a)(b)	1,908	37,664
Air Transport Services Group, Inc. (a)	43,309	951,066
C.H. Robinson Worldwide, Inc.	70,124	7,403,692
Forward Air Corp. (b)	21,791	799,512
Freightos Ltd. (a)	13,290	27,510
Hub Group, Inc. Class A	37,476	1,935,261
Jayud Global Logistics Ltd. (a)(b)	3,012	3,343
Shengfeng Development Ltd. (a)(b)	23,490	28,423
		11,187,182
Building Products - 0.1%
AAON, Inc.	49,098	6,694,021
American Woodmark Corp. (a)	9,242	838,989
Apogee Enterprises, Inc.	13,099	1,103,067
Caesarstone Sdot-Yam Ltd. (a)	30,851	135,436
Captivision, Inc. (b)	16,349	16,839
CSW Industrials, Inc.	9,610	4,059,168
Gibraltar Industries, Inc. (a)	18,047	1,307,325
Intelligent Living Application Group, Inc. (a)(b)	8,624	8,883
UFP Industries, Inc.	36,646	4,980,191
		19,143,919
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	93,719	2,119,924
Aqua Metals, Inc.	1,656	3,958
Bitcoin Depot, Inc. Class A (a)(b)	27,965	55,650
Bridger Aerospace Group Holdings, Inc. (a)(b)	30,894	84,959
Casella Waste Systems, Inc. Class A (a)	34,231	3,875,292
CECO Environmental Corp. (a)	21,695	695,325
Cimpress PLC (a)	15,644	1,256,213
Cintas Corp.	239,311	54,034,031
Copart, Inc. (a)	574,472	36,415,780
Driven Brands Holdings, Inc. (a)	116,705	1,966,479
ESGL Holdings Ltd. (a)(b)	33,157	45,425
Fuel Tech, Inc. (a)	7,428	7,948
Greenwave Technology Solutions, Inc. (b)	5,899	1,933
Guardforce AI Co. Ltd. (a)(b)	3,551	4,616
Healthcare Services Group, Inc. (a)	30,717	379,048
Interface, Inc.	39,408	1,046,282
Knightscope, Inc. Class A (b)	1,113	20,023
LanzaTech Global, Inc. Class A (a)(b)	116,696	144,703
Liquidity Services, Inc. (a)	21,969	561,747
Matthews International Corp. Class A	18,239	550,088
Millerknoll, Inc. (b)	44,488	1,118,428
Odyssey Marine Exploration, Inc. (a)	12,160	5,642
Perma-Fix Environmental Services, Inc. (a)(b)	12,224	174,559
Planet Image International Ltd. (b)	8,352	29,399
Primech Holdings Ltd. (a)	16,381	11,675
Quest Resource Holding Corp. (a)	12,176	89,007
Royalty Management Holding Corp. Class A (a)(b)	4,303	4,432
Sentage Holdings, Inc. (a)	347	701
Smart Powerr Corp. (a)	2,863	2,024
SU Group Holdings Ltd. (b)	4,000	6,720
Tetra Tech, Inc.	159,120	6,605,071
TOMI Environmental Solutions, Inc. (a)	8,765	6,443
Virco Manufacturing Co. (b)	9,162	150,440
VSE Corp.	10,663	1,250,343
		112,724,308
Construction & Engineering - 0.2%
Bowman Consulting Group Ltd. (a)	13,326	364,999
Concrete Pumping Holdings, Inc. (a)	28,584	197,801
Construction Partners, Inc. Class A (a)	27,271	2,771,006
Ferrovial SE (b)	447,262	18,503,229
Great Lakes Dredge & Dock Corp. (a)	36,779	464,519
IES Holdings, Inc. (a)	12,555	3,890,230
Limbach Holdings, Inc. (a)	7,221	718,417
Matrix Service Co. (a)	16,544	219,373
MYR Group, Inc. (a)	10,618	1,676,582
Northwest Pipe Co. (a)	7,033	394,305
Shimmick Corp.	22,281	51,246
Sterling Construction Co., Inc. (a)	18,619	3,620,465
Wang & Lee Group, Inc. (a)(b)	6,135	29,019
Willscot Holdings Corp. (a)	113,624	4,344,982
		37,246,173
Electrical Equipment - 0.1%
374Water, Inc. (a)	81,433	80,130
ADS-TEC Energy PLC (a)(b)	31,801	448,394
Allient, Inc.	9,597	249,234
American Superconductor Corp. (a)	23,972	816,486
Array Technologies, Inc. (a)	61,737	414,255
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	199,058
Ballard Power Systems, Inc. (a)(b)	279,834	416,953
Beam Global (a)(b)	2,833	10,964
Blink Charging Co. (a)(b)	64,706	102,883
Broadwind, Inc. (a)	19,171	36,233
CBAK Energy Technology, Inc. (a)(b)	60,126	56,693
Complete Solaria, Inc. Class A (a)(b)	28,507	57,299
Dragonfly Energy Holdings Corp. (b)	2,115	8,249
Electrovaya, Inc. (a)(b)	14,709	38,832
Energy Focus, Inc. (a)	588	882
Enovix Corp. (a)	107,353	993,015
Eos Energy Enterprises, Inc. (a)(b)	123,913	365,543
Fluence Energy, Inc. Class A (a)(b)	87,542	1,646,665
Flux Power Holdings, Inc. (a)	15,492	29,435
FTC Solar, Inc. (a)(b)	62,852	19,792
FuelCell Energy, Inc. (a)(b)	22,459	266,588
Graphjet Technology Class A (a)(b)	10,391	28,056
Heramba Electric PLC (b)	23,373	31,554
Ideal Power, Inc. (a)	6,424	40,535
LSI Industries, Inc.	20,975	428,729
NANO Nuclear Energy, Inc. (b)	18,148	501,066
NeoVolta, Inc. (a)(b)	21,739	110,652
Nextracker, Inc. Class A (a)	84,921	3,240,585
Orion Energy Systems, Inc. (a)	14,347	12,023
Pioneer Power Solutions, Inc.	13,099	77,939
Plug Power, Inc. (a)(b)	525,950	1,178,128
Polar Power, Inc. (b)	1,184	3,623
Powell Industries, Inc. (b)	7,441	1,989,575
Preformed Line Products Co.	3,549	482,735
Shoals Technologies Group, Inc. (a)	98,449	513,904
SKYX Platforms Corp. (a)(b)	45,970	48,269
SolarMax Technology, Inc. (b)	25,940	44,876
Solidion Technology, Inc. Class A (a)(b)	44,224	18,030
Stardust Power, Inc. Class A (a)(b)	25,638	170,493
Sunation Energy, Inc. rights (a)(c)(b)	1,083	0
Sunrun, Inc. (a)(b)	124,758	1,438,460
Tigo Energy, Inc. (a)	36,669	33,735
TPI Composites, Inc. (a)(b)	6,651	13,568
Ultralife Corp. (a)	11,042	84,692
Vicor Corp. (a)	27,598	1,468,490
Zeo Energy Corp. Class A (a)(b)	18,269	23,932
Zooz Power Ltd.	2,699	8,043
		18,249,275
Ground Transportation - 0.6%
ArcBest Corp.	13,772	1,587,636
Avis Budget Group, Inc.	21,611	2,357,112
CSX Corp.	1,142,289	41,750,663
FTAI Infrastructure LLC	59,402	513,827
Grab Holdings Ltd. (a)	2,304,063	11,520,315
Heartland Express, Inc.	62,648	800,015
Hertz Global Holdings, Inc. (a)(b)	192,300	946,116
J.B. Hunt Transport Services, Inc.	61,812	11,689,267
Landstar System, Inc.	21,210	3,943,363
Lyft, Inc. (a)	245,731	4,265,890
Marten Transport Ltd.	47,473	825,081
Old Dominion Freight Lines, Inc.	128,458	28,921,034
PAMT CORP (a)	14,004	265,656
Proficient Auto Logistics, Inc.	11,148	116,162
Saia, Inc. (a)	16,000	9,105,280
Swvl Holdings Corp. Class A (a)(b)	4,243	27,155
Universal Logistics Holdings, Inc.	15,728	819,586
Werner Enterprises, Inc. (b)	33,155	1,355,376
		120,809,534
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	389,590	90,747,199
Icahn Enterprises LP	288,111	3,192,270
		93,939,469
Machinery - 0.4%
AirJoule Technologies Corp. Class A (a)(b)	29,666	226,352
Astec Industries, Inc.	21,145	816,408
Blue Bird Corp. (a)	19,355	786,781
ClearSign Combustion Corp. (a)	16,057	18,947
Columbus McKinnon Corp. (NY Shares)	15,878	623,847
Commercial Vehicle Group, Inc. (a)	21,200	51,092
Eastern Co.	4,547	130,590
Energy Recovery, Inc. (a)	35,074	545,751
Franklin Electric Co., Inc.	28,071	3,040,089
FreightCar America, Inc. (a)	32,845	321,881
Greenland Technologies Holding Corp. (a)	13,703	29,873
GreenPower Motor Co., Inc. (a)(b)	11,083	11,031
Hillman Solutions Corp. Class A (a)	165,063	1,881,718
Hurco Companies, Inc.	4,416	102,981
Hydrofarm Holdings Group, Inc. (a)	45,713	37,306
JE Cleantech Holdings Ltd.	183	218
Kornit Digital Ltd. (a)(b)	21,109	671,266
L.B. Foster Co. Class A (a)	6,787	194,991
Laser Photonics Corp. (a)	2,853	15,948
Lincoln Electric Holdings, Inc.	33,948	7,416,959
LiqTech International, Inc. (a)	729	1,349
Manitex International, Inc. (a)	14,236	81,572
Microvast Holdings, Inc. (a)(b)	57,907	44,009
Middleby Corp. (a)	32,667	4,684,121
Nano Dimension Ltd. ADR (a)(b)	173,079	373,851
Nephros, Inc. (a)	3,085	4,658
Nikola Corp. (b)	18,707	37,601
NN, Inc. (a)(b)	27,788	110,874
Nordson Corp.	34,205	8,927,163
Omega Flex, Inc.	6,379	315,250
PACCAR, Inc.	313,741	36,707,697
Palladyne AI Corp. Class A (a)(b)	11,714	75,672
Park-Ohio Holdings Corp.	8,241	265,113
Perma-Pipe International Holdings, Inc. (a)	5,390	82,683
Richtech Robotics, Inc.	16,473	12,190
Shyft Group, Inc. (The)	20,942	295,282
Stratasys Ltd. (a)	67,398	648,369
Symbotic, Inc. (a)(b)	62,004	1,667,908
Taylor Devices, Inc. (a)	1,759	84,573
Twin Disc, Inc.	9,749	121,960
Urban-Gro, Inc. (a)(b)	11,915	18,111
Westport Fuel Systems, Inc. (a)(b)	8,840	41,990
Xos, Inc. Class A (b)	2,772	11,698
		71,537,723
Marine Transportation - 0.0%
Capital Product Partners LP (b)	14,304	261,763
Caravelle International Group (a)	20,088	26,114
Castor Maritime, Inc. (b)	7,860	28,217
EuroDry Ltd. (a)	3,499	47,761
Euroseas Ltd.	5,037	191,910
Golden Ocean Group Ltd. (b)	119,404	1,194,040
Pangaea Logistics Solutions Ltd.	29,549	162,520
Performance Shipping, Inc. (a)	4,386	7,895
Pyxis Tankers, Inc. (a)(b)	10,640	40,113
Seanergy Martime Holdings Corp. (b)	13,115	105,969
Star Bulk Carriers Corp.	56,894	985,404
Toro Corp. (a)	11,890	29,606
United Maritime Corp. (b)	608	1,234
		3,082,546
Passenger Airlines - 0.2%
Allegiant Travel Co.	18,627	1,524,434
American Airlines Group, Inc. (a)	389,314	5,652,839
Blade Air Mobility, Inc. (a)(b)	8,183	38,787
Frontier Group Holdings, Inc. (a)(b)	150,775	879,018
JetBlue Airways Corp. (a)(b)	254,108	1,517,025
Mesa Air Group, Inc. (a)	19,225	20,763
Ryanair Holdings PLC sponsored ADR (b)	146,110	6,434,684
SkyWest, Inc. (a)	24,369	2,796,099
Sun Country Airlines Holdings, Inc. (a)	8,013	115,307
United Airlines Holdings, Inc. (a)	195,110	18,892,501
		37,871,457
Professional Services - 1.0%
Aeries Technology, Inc. Class A (a)(b)	4,766	4,528
Asure Software, Inc. (a)(b)	16,724	163,728
Automatic Data Processing, Inc.	244,379	75,007,246
Barrett Business Services, Inc.	15,940	683,985
Concentrix Corp. (b)	39,453	1,773,412
Conduent, Inc. (a)	127,004	473,725
CRA International, Inc.	4,643	905,524
CSG Systems International, Inc.	17,738	972,220
DLH Holdings Corp. (a)	7,855	67,789
ExlService Holdings, Inc. (a)	98,349	4,559,460
Exponent, Inc.	32,276	3,185,964
Falcon's Beyond Global, Inc. Class A (a)(b)	2,050	18,819
First Advantage Corp. (a)	85,580	1,645,703
Forrester Research, Inc. (a)	10,756	185,541
Heidrick & Struggles International, Inc.	16,155	745,392
Hirequest, Inc. (b)	8,515	129,513
Hudson Global, Inc. (a)	1,914	27,523
Huron Consulting Group, Inc. (a)	11,807	1,450,018
IBEX Ltd. (a)	11,244	230,502
ICF International, Inc.	12,059	1,671,016
Innodata, Inc. (a)(b)	20,914	859,147
Kelly Services, Inc. Class A (non-vtg.)	24,091	352,933
LegalZoom.com, Inc. (a)	99,747	790,994
Lucas GC Ltd. (b)	52,578	35,385
Nixxy, Inc. (a)	514	1,306
NV5 Global, Inc.	36,876	802,422
Paychex, Inc.	215,190	31,475,841
Paycor HCM, Inc. (a)	82,085	1,482,455
Paylocity Holding Corp. (a)	33,580	6,969,193
Professional Diversity Network, Inc. (a)	4,533	3,391
RCM Technologies, Inc. (a)	6,964	159,336
Resources Connection, Inc.	47,312	399,313
Science Applications International Corp.	30,949	3,845,413
ShiftPixy, Inc. (c)	1	7
SS&C Technologies Holdings, Inc.	145,694	11,267,974
Steel Connect, Inc. (a)	3,467	42,540
Sunrise New Energy Co. Ltd. (a)	8,860	9,392
TaskUs, Inc. (a)	5,844	85,673
Ttec Holdings, Inc. (b)	9,254	47,936
Upwork, Inc. (a)	80,547	1,366,883
VCI Global Ltd. (b)	418	1,835
Verisk Analytics, Inc.	84,149	24,757,477
Verra Mobility Corp. Class A (a)	103,140	2,440,292
Where Food Comes From, Inc. (a)	2,480	29,611
Willdan Group, Inc. (a)	9,418	411,661
		181,540,018
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	38,046	4,299,959
BioNexus Gene Lab Corp. (a)(b)	23,681	5,518
Distribution Solutions Group I (a)	28,419	1,111,609
DXP Enterprises, Inc. (a)	10,933	801,061
Euro Tech Holdings Co. Ltd.	4,600	6,348
Fastenal Co.	342,843	28,647,961
FTAI Aviation Ltd.	59,961	10,122,616
H&E Equipment Services, Inc.	21,524	1,285,844
Hudson Technologies, Inc. (a)	27,687	164,461
iPower, Inc. (a)	20,826	17,077
Karat Packaging, Inc.	11,546	356,656
Lavoro Ltd. Class A (a)(b)	3,635	17,484
McGrath RentCorp.	14,996	1,827,263
Rush Enterprises, Inc.:
Class A	38,571	2,389,473
Class B	10,059	573,464
Simpple Ltd. (a)(b)	3,758	4,096
Titan Machinery, Inc. (a)(b)	14,063	217,273
Transcat, Inc. (a)	5,386	564,938
Willis Lease Finance Corp. (b)	3,791	826,703
Xometry, Inc. Class A (a)	27,336	848,783
		54,088,587
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,932	191,254
Singularity Future Technology Ltd. (b)	1,126	1,869
		193,123
TOTAL INDUSTRIALS		827,440,635
INFORMATION TECHNOLOGY - 49.0%
Communications Equipment - 0.9%
ADTRAN Holdings, Inc. (a)	81,944	696,524
Applied Optoelectronics, Inc. (a)(b)	22,316	919,866
AudioCodes Ltd.	17,801	165,549
Aviat Networks, Inc. (a)	6,448	102,072
Cambium Networks Corp. (a)(b)	12,752	16,068
Ceragon Networks Ltd. (a)	46,357	210,461
Cisco Systems, Inc.	2,390,524	141,542,926
Clearfield, Inc. (a)(b)	8,734	267,260
ClearOne, Inc.	21,126	10,563
CommScope Holding Co., Inc. (a)	137,811	657,358
Comtech Telecommunications Corp. (a)	38,326	129,925
Digi International, Inc. (a)	21,190	703,932
EMCORE Corp. (b)	4,353	13,059
Extreme Networks, Inc. (a)	71,064	1,179,662
F5, Inc. (a)	35,193	8,810,568
Franklin Wireless Corp. (a)	9,420	40,506
Genasys, Inc. (a)	28,415	107,409
Gilat Satellite Networks Ltd. (a)	31,063	170,225
Harmonic, Inc. (a)	76,482	980,499
Infinera Corp. (a)(b)	138,900	918,129
Inseego Corp. (b)	6,994	83,508
Ituran Location & Control Ltd.	11,410	344,126
KVH Industries, Inc. (a)	10,763	59,304
Lantronix, Inc. (a)	22,155	66,465
Lumentum Holdings, Inc. (a)	40,619	3,532,634
NETGEAR, Inc. (a)	18,625	458,175
NetScout Systems, Inc. (a)	56,603	1,238,474
Ondas Holdings, Inc. (a)(b)	32,072	31,562
Ribbon Communications, Inc. (a)	71,521	279,647
Silicom Ltd. (a)(b)	4,848	63,509
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	184,390	1,500,935
UTStarcom Holdings Corp. (a)(b)	12,236	36,586
ViaSat, Inc. (a)(b)	84,999	793,041
Viavi Solutions, Inc. (a)	130,378	1,295,957
Vislink Technologies, Inc. (a)	1,268	5,719
		167,432,203
Electronic Equipment, Instruments & Components - 0.5%
908 Devices, Inc. (a)	16,886	46,268
Advanced Energy Industries, Inc.	27,016	3,107,921
AEye, Inc. Class A (b)	1,158	1,309
Airgain, Inc. (a)	6,076	53,894
Arbe Robotics Ltd. (a)(b)	43,367	77,627
Astrotech Corp. (a)	1,228	8,645
Avnet, Inc.	53,317	2,916,973
Bel Fuse, Inc.:
Class A	1,737	167,898
Class B (non-vtg.)	6,577	527,344
CCSC Technology International Holdings Ltd. (b)	6,233	10,970
CDW Corp.	80,223	14,113,632
Cepton, Inc. (a)	7,652	24,142
Climb Global Solutions, Inc.	3,243	436,540
Coda Octopus Group, Inc. (a)(b)	4,103	38,814
Cognex Corp.	110,789	4,429,344
CPS Technologies Corp. (a)(b)	4,893	7,486
Daktronics, Inc. (a)	31,984	492,554
Data I/O Corp. (a)	15,054	40,345
Deswell Industries, Inc.	1,758	4,782
Eltek Ltd. (b)	4,564	50,113
ePlus, Inc. (a)	17,168	1,388,204
Evolv Technologies Holdings, Inc. (a)(b)	135,093	547,127
FARO Technologies, Inc. (a)	4,423	116,104
Flex Ltd. (a)	241,988	9,430,272
Focus Universal, Inc. (a)	31,074	8,033
Frequency Electronics, Inc.	5,274	73,889
Iczoom Group, Inc. (a)(b)	6,798	15,635
Identiv, Inc. (a)	13,805	54,944
Insight Enterprises, Inc. (a)(b)	19,388	3,033,253
Interlink Electronics, Inc.	3,816	18,851
IPG Photonics Corp. (a)	23,307	1,818,878
Itron, Inc. (a)	27,656	3,278,066
KEY Tronic Corp. (a)	6,057	34,161
Kimball Electronics, Inc. (a)	15,945	312,681
LightPath Technologies, Inc. Class A (a)	12,016	20,307
Lightwave Logic, Inc. (a)(b)	36,328	104,261
Littelfuse, Inc.	15,184	3,745,437
Luna Innovations, Inc. (a)(b)	21,826	38,414
MicroVision, Inc. (a)(b)	234,413	210,972
MultiSensor AI Holdings, Inc. (a)(b)	7,111	11,662
Napco Security Technologies, Inc.	23,012	902,761
Nayax Ltd. (a)	19,712	584,067
Neonode, Inc. (a)(b)	7,662	62,828
nLIGHT, Inc. (a)	22,333	242,536
Novanta, Inc. (a)	21,275	3,552,500
Novonix Ltd. ADR (a)	5,291	10,529
OSI Systems, Inc. (a)	9,960	1,766,904
PC Connection, Inc.	15,743	1,142,627
Plexus Corp. (a)	16,563	2,722,957
Powerfleet, Inc. (a)(b)	75,043	528,303
Rail Vision Ltd. (b)	15,371	7,032
Red Cat Holdings, Inc. (a)(b)	46,179	543,527
Research Frontiers, Inc. (a)	10,936	21,325
RF Industries Ltd. (a)	2,448	10,306
Richardson Electronics Ltd.	7,825	110,176
Sanmina Corp. (a)	35,131	2,789,753
SaverOne 2014 Ltd. ADR (b)	1,748	1,888
ScanSource, Inc. (a)	16,203	816,793
Senstar Technologies Corp.	12,188	38,392
Sigmatron International, Inc. (a)	3,452	9,666
Sono-Tek Corp. (a)	2,629	12,277
Syntec Optics Holdings, Inc. Class A (a)(b)	19,932	17,496
Trimble, Inc. (a)	144,726	10,560,656
TROOPS, Inc. (a)(b)	56,693	105,449
TTM Technologies, Inc. (a)	63,841	1,556,444
Vuzix Corp. (a)(b)	34,442	79,561
Wetouch Technology, Inc. (b)	6,414	10,904
Wrap Technologies, Inc. (a)(b)	38,058	68,314
Zebra Technologies Corp. Class A (a)	30,997	12,615,779
		91,709,502
IT Services - 0.5%
Akamai Technologies, Inc. (a)	91,294	8,583,462
Alpha Technology Group Ltd. (b)	8,496	134,577
Amdocs Ltd.	69,402	6,018,541
Applied Digital Corp. (a)	72,801	735,290
ARB IOT Group Ltd. (a)(b)	9,785	4,990
Backblaze, Inc. Class A (a)(b)	23,717	153,923
BigCommerce Holdings, Inc. (a)	75,862	559,103
Brand Engagement Network, Inc. Class A (a)(b)	20,100	16,442
Brightcove, Inc. (a)	26,601	113,586
Ciso Global, Inc. (b)	4,503	6,214
CLPS, Inc.	5,050	5,606
Cognizant Technology Solutions Corp. Class A	297,530	23,948,190
Core Scientific, Inc.	135,030	2,414,336
Couchbase, Inc. (a)	29,333	601,620
Crexendo, Inc. (a)	15,416	82,938
CSP, Inc.	8,458	137,443
Data Storage Corp. (a)(b)	9,803	38,428
Formula Systems (1985) Ltd. ADR (b)	193	17,270
GDS Holdings Ltd. ADR (a)	44,841	882,919
Grid Dynamics Holdings, Inc. (a)	50,285	920,216
Hackett Group, Inc.	16,264	509,714
Hitek Global, Inc. (a)	15,178	20,187
Hub Cyber Security Ltd. (b)	25,914	14,310
Information Services Group, Inc.	29,143	107,538
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	57,122	382,146
MongoDB, Inc. Class A (a)	45,171	14,567,196
Okta, Inc. Class A (a)	97,821	7,586,997
Rackspace Technology, Inc. (a)	46,649	125,019
Research Solutions, Inc. (a)	8,966	31,112
The Glimpse Group, Inc. (a)	3,147	2,265
Tucows, Inc. (a)(b)	6,556	115,976
VeriSign, Inc. (a)	55,364	10,363,034
Vnet Group, Inc. ADR (a)	57,899	224,648
Wix.com Ltd. (a)	33,363	7,464,638
		86,889,874
Semiconductors & Semiconductor Equipment - 19.0%
ACM Research, Inc. Class A, (a)	33,539	576,535
Advanced Micro Devices, Inc. (a)	966,750	132,613,931
AEHR Test Systems (a)(b)	17,343	206,208
Allegro MicroSystems LLC (a)	115,569	2,511,314
Alpha & Omega Semiconductor Ltd. (a)	21,104	875,183
Ambarella, Inc. (a)	23,947	1,713,408
Amkor Technology, Inc.	146,631	3,876,924
Amtech Systems, Inc. (a)	9,588	54,076
Analog Devices, Inc.	296,375	64,624,569
Applied Materials, Inc.	492,089	85,972,869
Arm Holdings Ltd. ADR (a)(b)	75,967	10,201,608
ASML Holding NV (depository receipt)	56,314	38,665,756
Astera Labs, Inc.	93,363	9,639,730
Atomera, Inc. (a)(b)	16,231	100,308
Axcelis Technologies, Inc. (a)	19,555	1,451,763
AXT, Inc. (a)	24,453	52,329
Broadcom, Inc.	2,767,520	448,559,642
Camtek Ltd. (b)	27,184	2,025,208
Canadian Solar, Inc. (a)(b)	38,697	480,230
CEVA, Inc. (a)	9,228	274,441
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,698	72,555
Cirrus Logic, Inc. (a)	32,551	3,399,952
Cohu, Inc. (a)	27,624	729,274
Credo Technology Group Holding Ltd. (a)	99,474	4,870,247
CVD Equipment Corp. (a)	4,263	13,599
Diodes, Inc. (a)	27,358	1,778,270
Enphase Energy, Inc. (a)	81,432	5,810,173
Entegris, Inc.	90,542	9,563,951
Everspin Technologies, Inc. (a)(b)	14,666	90,049
First Solar, Inc. (a)	64,134	12,779,982
FormFactor, Inc. (a)	45,949	1,840,717
GlobalFoundries, Inc. (a)	331,649	14,343,819
GSI Technology, Inc. (a)	15,609	51,510
Himax Technologies, Inc. sponsored ADR (b)	62,575	337,905
Ichor Holdings Ltd. (a)	20,879	683,996
Impinj, Inc. (a)	16,736	3,216,827
indie Semiconductor, Inc. (a)(b)	138,090	722,211
Intel Corp.	2,551,993	61,375,432
KLA Corp.	80,395	52,017,977
Kopin Corp. (a)	29,790	35,152
Kulicke & Soffa Industries, Inc. (b)	33,199	1,607,496
Lam Research Corp.	776,488	57,366,933
Lattice Semiconductor Corp. (a)	82,150	4,662,013
MACOM Technology Solutions Holdings, Inc. (a)	43,018	5,713,651
Marvell Technology, Inc.	518,716	48,079,786
MaxLinear, Inc. Class A (a)	49,242	745,031
Microchip Technology, Inc.	321,292	21,902,476
Micron Technology, Inc.	663,767	65,015,978
MKS Instruments, Inc.	41,339	4,697,764
Mobix Labs, Inc. (a)(b)	13,187	20,176
Monolithic Power Systems, Inc.	29,094	16,514,918
Nano Labs Ltd. (A Shares)	2,310	22,199
Navitas Semiconductor Corp. Class A (a)(b)	44,659	122,812
Nova Ltd. (a)(b)	17,434	3,203,672
NVE Corp.	2,857	220,789
NVIDIA Corp.	14,645,756	2,024,775,767
NXP Semiconductors NV	152,679	35,019,982
ON Semiconductor Corp. (a)	257,981	18,347,609
PDF Solutions, Inc. (a)	23,680	748,288
Penguin Solutions, Inc. (a)	30,599	555,066
Photronics, Inc. (a)	36,838	917,635
Pixelworks, Inc. (a)	37,111	28,817
POET Technologies, Inc. (a)(b)	26,140	141,417
Power Integrations, Inc.	33,816	2,215,286
Qorvo, Inc. (a)	55,070	3,802,584
Qualcomm, Inc.	664,195	105,294,833
QuickLogic Corp. (a)(b)	8,417	64,222
Rambus, Inc. (a)	64,308	3,717,645
Rigetti Computing, Inc. Class A (a)(b)	214,341	653,740
SEALSQ Corp. (a)(b)	9,346	3,878
SemiLEDs Corp. (a)	4,500	5,805
Semilux International Ltd. (b)	16,572	22,206
Semtech Corp. (a)	38,569	2,469,959
Silicon Laboratories, Inc. (a)	19,443	2,151,368
Silicon Motion Tech Corp. sponsored ADR	19,983	1,060,498
SiTime Corp. (a)	13,589	2,886,032
SkyWater Technology, Inc. (a)	27,327	216,976
Skyworks Solutions, Inc.	95,122	8,331,736
SolarEdge Technologies, Inc. (a)(b)	26,883	424,751
SPI Energy Co. Ltd. (a)	2,425	713
Synaptics, Inc. (a)	22,927	1,839,662
Teradyne, Inc.	99,463	10,940,930
Texas Instruments, Inc.	541,869	108,931,925
Tower Semiconductor Ltd. (a)	66,364	3,127,735
Toyo Co. Ltd. (b)	59,972	250,083
Ultra Clean Holdings, Inc. (a)	28,690	1,102,557
Universal Display Corp.	28,319	4,659,042
Veeco Instruments, Inc. (a)	35,729	995,767
WISeKey International Holding Ltd. ADR (a)(b)	278	581
		3,553,810,419
Software - 16.3%
8x8, Inc. (a)	122,191	378,792
Abits Group, Inc. (a)(b)	15,637	9,539
ACI Worldwide, Inc. (a)	63,633	3,615,627
Adeia, Inc.	64,065	776,468
Adobe, Inc. (a)	264,672	136,552,225
Agilysys, Inc. (a)	16,259	2,183,584
Agora, Inc. ADR (a)(b)	52,617	271,504
Airship AI Holdings, Inc. Class A (a)(b)	22,232	69,364
Alarm.com Holdings, Inc. (a)(b)	29,534	1,923,845
Alarum Technologies Ltd. ADR (a)(b)	2,975	37,604
Alkami Technology, Inc. (a)	61,833	2,440,549
Allot Ltd. (a)	21,262	92,915
Altair Engineering, Inc. Class A (a)(b)	34,447	3,637,948
Amplitude, Inc. Class A, (a)	83,060	858,840
ANSYS, Inc. (a)	52,170	18,316,887
AppFolio, Inc. Class A, (a)	13,436	3,409,385
Appian Corp. Class A (a)(b)	25,331	958,778
AppLovin Corp. Class A, (a)	177,822	59,881,559
Argo Blockchain PLC ADR (a)(b)	11,953	13,387
Arqit Quantum, Inc. (b)	1,196	23,896
Arteris, Inc. (a)	22,021	191,362
Aspen Technology, Inc. (a)	37,951	9,487,750
Atlassian Corp. PLC Class A, (a)	95,511	25,174,789
AudioEye, Inc. (a)	8,256	222,252
Aurora Innovation, Inc. Class A, (a)(b)	822,333	5,320,495
Aurora Mobile Ltd. ADR (b)	2,373	19,269
Authid, Inc. (a)(b)	5,020	30,070
Autodesk, Inc. (a)	128,383	37,474,998
AvePoint, Inc. (a)	117,943	2,081,694
Aware, Inc. (a)	13,849	22,158
Baijiayun Group Ltd. Class A, (b)	6,410	60,895
Beamr Imaging Ltd. (a)(b)	7,991	26,131
Bentley Systems, Inc. Class B	173,498	8,588,151
Bit Digital, Inc. (a)(b)	67,626	311,756
Bit Origin Ltd. (a)(b)	3,285	4,435
Bitdeer Technologies Group Class A, (a)(b)	39,508	563,779
Bitfarms Ltd. (a)(b)	198,390	426,539
BitFuFu, Inc. (b)	17,331	94,627
Blackbaud, Inc. (a)	32,069	2,691,872
BlackLine, Inc. (a)	35,341	2,191,495
Braze, Inc. (a)	49,228	1,955,336
Bridgeline Digital, Inc. (a)	2,527	2,881
BTCS, Inc. (a)	2,315	8,241
BTCS, Inc. Series V (a)(c)	2,315	0
Cadence Design Systems, Inc. (a)	163,018	50,015,553
CCC Intelligent Solutions Holdings, Inc. Class A (a)	369,798	4,659,455
Cellebrite DI Ltd. (a)	129,566	2,614,642
Cerence, Inc. (a)(b)	523	3,852
Check Point Software Technologies Ltd. (a)	67,663	12,314,666
Cipher Mining, Inc. (a)(b)	191,082	1,280,249
Cleanspark, Inc. (a)(b)	139,932	2,008,024
Cognyte Software Ltd. (a)	50,913	413,414
CommVault Systems, Inc. (a)	26,045	4,469,062
Confluent, Inc. Class A (a)	154,107	4,752,660
Consensus Cloud Solutions, Inc. (a)	11,285	281,561
Crowdstrike Holdings, Inc. Class A (a)	140,208	48,507,762
CXApp, Inc. Class A (a)	7,831	13,078
CyberArk Software Ltd. (a)	25,219	8,158,599
Daily Journal Corp. (a)(b)	1,043	588,784
Datadog, Inc. Class A (a)	184,787	28,226,214
Datasea, Inc. (b)	1,077	2,693
DatChat, Inc. (a)	988	1,907
Descartes Systems Group, Inc. (a)	51,777	6,051,178
Digihost Technology, Inc. (a)	9,844	20,869
Digimarc Corp. (a)(b)	14,607	495,031
Digital Turbine, Inc. (a)(b)	145,199	209,087
Docebo, Inc. (a)	19,333	964,137
DocuSign, Inc. (a)	122,303	9,746,326
Domo, Inc. Class B (a)	9,527	89,173
Dropbox, Inc. Class A (a)	148,847	4,117,108
Duos Technologies Group, Inc. (a)	2,223	12,293
eGain Communications Corp. (a)	24,943	132,946
EverCommerce, Inc. (a)(b)	115,566	1,404,127
Expensify, Inc. (a)	7,861	25,627
Five9, Inc. (a)	51,013	2,105,817
Fortinet, Inc. (a)	458,221	43,553,906
Freshworks, Inc. Class A (a)	153,142	2,448,741
Gen Digital, Inc.	374,513	11,553,726
GitLab, Inc. Class A (a)	80,743	5,147,366
Greenidge Generation Holdings, Inc. (a)(b)	3,594	8,662
HashiCorp, Inc. Class A (a)	82,457	2,772,204
HeartCore Enterprise, Inc. (b)	12,158	20,547
HIVE Digital Technologies Ltd. (a)(b)	66,739	272,295
Hut 8 Mining Corp. (a)	53,768	1,506,579
Ilearningengines Holdings, Inc. Class A (a)(b)	78,198	107,913
Infobird Co. Ltd. (b)	708	2,336
Intapp, Inc. (a)	43,789	2,739,002
Intellicheck, Inc. (a)	10,166	24,297
InterDigital, Inc. (b)	15,334	3,004,851
Intrusion, Inc. (b)	1,449	833
Intuit, Inc.	166,611	106,919,277
IREN Ltd. (a)(b)	118,986	1,607,501
Iveda Solutions, Inc. (b)	1,078	1,962
Jamf Holding Corp. (a)	76,206	1,112,608
JFrog Ltd. (a)(b)	66,761	2,079,605
Kaltura, Inc. (a)	90,224	200,297
Karooooo Ltd. (b)	19,093	855,366
Leddartech Holdings, Inc. (b)	42,094	11,744
Life360, Inc.	44,500	2,194,295
LivePerson, Inc. (a)	2,231	2,165
LM Funding America, Inc. (b)	1,013	3,059
Logility Supply Chain Solution Class A	20,292	213,675
Magic Software Enterprises Ltd.	31,025	390,295
Manhattan Associates, Inc. (a)	36,754	10,491,062
Mara Holdings, Inc. (a)(b)	168,870	4,630,415
Marin Software, Inc.	2,398	5,372
Materialise NV ADR (a)	17,527	133,731
Matterport, Inc. Class A (a)	181,990	866,272
Mawson Infrastructure Group, Inc. (a)(b)	3,093	6,619
Mercurity Fintech Holding, Inc. sponsored ADR (a)	25,482	180,413
MicroCloud Hologram, Inc. (b)	2,817	5,831
Microsoft Corp.	4,437,853	1,879,253,231
MicroStrategy, Inc. Class A	104,864	40,631,654
Mitek Systems, Inc. (a)	28,300	263,756
MMTEC, Inc. (a)(b)	115,977	27,023
Monday.com Ltd. (a)	29,316	8,365,614
My Size, Inc. (b)	1,815	2,341
nCino, Inc. (a)	68,173	2,862,584
NetSol Technologies, Inc. (a)	6,495	17,472
Nextnav, Inc. Class A (a)(b)	78,113	1,358,385
NICE Ltd. sponsored ADR (a)(b)	29,796	5,435,982
Nisun International Enterprise (a)(b)	1,122	9,391
Nutanix, Inc. Class A (a)	146,140	9,540,019
Nvni Group Ltd. (a)(b)	12,252	8,699
Onespan, Inc. (a)	26,696	483,732
Onestream, Inc.	16,489	492,856
Open Text Corp. (b)	163,102	4,963,194
Opera Ltd. ADR	19,937	398,939
Pagaya Technologies Ltd. Class A (b)	34,091	372,615
Palantir Technologies, Inc. Class A (a)	1,281,876	85,988,242
Palo Alto Networks, Inc. (a)	193,566	75,068,766
Pegasystems, Inc.	51,728	4,912,608
Phunware, Inc. (b)	4,903	22,750
Porch Group, Inc. (a)(b)	62,174	227,557
Prairie Operating Co. (a)	7,662	65,204
Progress Software Corp.	25,951	1,775,308
PTC, Inc. (a)	71,390	14,282,283
Qualys, Inc. (a)	21,968	3,374,285
Quantum Computing, Inc. (a)(b)	22,749	160,608
QXO, Inc. (A Shares)	247,151	4,112,593
Radcom Ltd. (a)	13,668	163,333
Radware Ltd. (a)	27,195	646,153
Rapid7, Inc. (a)	43,349	1,846,667
Real Messenger Corp. (b)	150	278
reAlpha Tech Corp. (a)	24,121	27,980
Red Violet, Inc.	8,743	321,742
Rekor Systems, Inc. (a)	26,470	25,718
Rezolve AI Ltd. (b)	3,747	7,944
Rimini Street, Inc. (a)	76,258	164,717
Riot Platforms, Inc. (a)(b)	175,692	2,222,504
Roadzen, Inc. (a)(b)	41,570	44,480
Roper Technologies, Inc.	63,149	35,770,120
SAIHEAT Ltd. Class A (a)(b)	7,507	7,507
Sapiens International Corp. NV	33,056	903,420
SecureWorks Corp. (a)	11,955	100,900
Silvaco Group, Inc. (b)	11,959	98,662
Smith Micro Software, Inc. (b)	1,792	1,541
Soluna Holdings, Inc. (a)(b)	1,891	6,467
SoundHound AI, Inc. (a)(b)	184,447	1,717,202
SoundThinking, Inc. (a)	9,121	118,391
Sphere 3D Corp. (a)(b)	514	756
Sprout Social, Inc. (a)	35,067	1,122,845
SPS Commerce, Inc. (a)	22,122	4,271,095
Stronghold Digital Mining, Inc. Class A (a)(b)	30,976	161,075
Synchronoss Technologies, Inc.	7,220	71,334
Synopsys, Inc. (a)	91,686	51,205,714
T Stamp, Inc. Class A (a)(b)	4,566	3,151
Telos Corp. (a)	43,638	148,369
Tenable Holdings, Inc. (a)	73,519	3,086,328
TeraWulf, Inc. (a)(b)	204,688	1,614,988
The9 Ltd. sponsored ADR (a)	1,936	28,556
Upland Software, Inc. (a)	21,178	77,723
Varonis Systems, Inc. (a)	67,743	3,384,440
Veea, Inc. Class A (a)(b)	5,379	15,545
Verint Systems, Inc. (a)	37,328	940,666
Veritone, Inc. (a)(b)	2,227	5,879
Vertex, Inc. Class A (a)	40,865	2,216,926
Viant Technology, Inc. (a)	11,166	210,814
Workday, Inc. Class A (a)	126,907	31,725,481
Xiao I Corp. ADR (b)	751	4,641
Xunlei Ltd. sponsored ADR (a)(b)	24,768	48,917
Zenvia, Inc. (a)	1,673	2,760
Zoom Communications, Inc. Class A (a)	148,204	12,254,989
Zscaler, Inc. (a)	89,798	18,551,369
		3,050,992,165
Technology Hardware, Storage & Peripherals - 11.8%
Apple, Inc.	9,077,185	2,154,288,304
Astro-Med, Inc. (a)	4,427	68,043
Canaan, Inc. ADR (a)(b)	248,156	526,091
CompoSecure, Inc. (b)	20,165	321,632
Corsair Gaming, Inc. (a)	41,462	304,746
CPI Card Group (a)	7,134	235,493
Ebang International Holdings, Inc. Class A (a)(b)	1,980	17,404
Foxx Development Holdings, Inc. (b)	1,136	5,385
Immersion Corp.	18,807	168,135
Intevac, Inc. (a)	22,851	63,754
Logitech International SA (b)	92,007	7,442,446
Movano, Inc.	399	2,250
NetApp, Inc.	122,970	15,081,041
One Stop Systems, Inc. (a)	8,505	20,157
Quantum Corp. (b)	1,512	26,324
Seagate Technology Holdings PLC	125,986	12,766,161
Socket Mobile, Inc. (a)	1,296	2,087
Sonim Technologies, Inc.	2,776	9,161
Super Micro Computer, Inc.	350,920	11,454,029
Transact Technologies, Inc. (a)	6,575	27,352
Turtle Beach Corp. (a)	11,290	195,430
Wearable Devices Ltd. (b)	419	809
Western Digital Corp. (a)	208,422	15,212,722
Xerox Holdings Corp.	79,471	726,365
		2,218,965,321
TOTAL INFORMATION TECHNOLOGY		9,169,799,484
MATERIALS - 0.9%
Chemicals - 0.8%
Alto Ingredients, Inc. (a)	45,352	65,760
Arq, Inc. (a)	20,234	156,004
ASP Isotopes, Inc. (a)(b)	29,902	165,956
Balchem Corp.	19,337	3,490,715
Bioceres Crop Solutions Corp. (a)(b)	38,927	277,160
Gulf Resources, Inc. (a)(b)	7,651	4,055
Hawkins, Inc.	12,399	1,667,789
Innospec, Inc.	14,831	1,759,105
Linde PLC	282,414	130,190,030
Loop Industries, Inc. (a)(b)	23,631	34,974
Methanex Corp.	40,908	1,917,767
Northern Technologies International Corp.	5,689	79,191
Novusterra, Inc. (a)(b)(c)	7,237	0
Origin Materials, Inc. Class A (a)	88,372	109,581
PureCycle Technologies, Inc. (a)(b)	96,800	1,286,956
		141,205,043
Construction Materials - 0.0%
Smith-Midland Corp. (a)(b)	2,925	143,618
United States Lime & Minerals, Inc.	17,155	2,624,715
		2,768,333
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	106,208	1,441,243
TriMas Corp.	25,445	672,257
		2,113,500
Metals & Mining - 0.1%
5E Advanced Materials, Inc. (a)	38,840	17,556
Algoma Steel Group, Inc.	63,553	684,466
American Battery Technology Co. (a)(b)	29,127	27,181
American Lithium Corp. (a)	115,650	79,567
Ascent Industries Co. (a)	7,726	83,750
Atlas Lithium, Corp. (a)(b)	8,957	63,505
Century Aluminum Co. (a)	59,440	1,357,015
China Natural Resources, Inc. (a)	1,464	914
Critical Metals Corp. (b)	20,203	137,582
Electra Battery Materials Corp. (a)	16,129	7,805
Ferroglobe PLC	133,385	581,559
Hongli Group, Inc. (a)	7,458	9,248
Huadi International Group Co. Ltd. (a)	1,902	3,804
Hycroft Mining Holding Corp. (b)	12,539	29,341
Inno Holdings, Inc. (b)	940	4,691
ioneer Ltd. ADR (a)(b)	1,836	10,373
IperionX Ltd. ADR (a)(b)	2,629	76,294
Kaiser Aluminum Corp.	9,286	754,766
Largo, Inc. (a)(b)	35,869	75,325
NioCorp Developments Ltd. (a)(b)	26,012	34,596
Olympic Steel, Inc.	7,458	315,324
Perpetua Resources Corp. (a)(b)	37,948	361,644
Radius Recycling, Inc. Class A	25,344	502,318
Ramaco Resources, Inc.:
Class A	27,313	348,241
Class B	5,462	56,040
Royal Gold, Inc.	41,076	6,007,776
Sigma Lithium Corp. (a)(b)	77,803	1,070,569
SSR Mining, Inc.	62,563	363,491
Steel Dynamics, Inc.	94,483	13,725,545
TMC the metals Co., Inc. (a)(b)	184,173	156,179
U.S. Gold Corp. (a)	4,857	37,399
U.S. GoldMining, Inc. (a)	5,539	67,465
Universal Stainless & Alloy Products, Inc. (a)	7,722	343,011
		27,394,340
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	38,151	235,392
Nature Wood Group Ltd. ADR (a)(b)	590	826
		236,218
TOTAL MATERIALS		173,717,434
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified Healthcare Trust (SBI)	156,811	407,709
Equinix, Inc.	56,891	55,837,379
Gaming & Leisure Properties	162,645	8,394,108
Gladstone Commercial Corp.	22,344	393,478
Gladstone Land Corp.	24,626	295,758
Global Self Storage, Inc.	5,948	30,156
Host Hotels & Resorts, Inc.	418,796	7,714,222
Industrial Logistics Properties Trust	78,032	301,984
Lamar Advertising Co. Class A	52,317	7,011,524
Lineage, Inc. (b)	136,516	8,657,845
Medalist Diversified (REIT), Inc.	805	9,813
Office Properties Income Trust	3,033	5,004
Phillips Edison & Co., Inc.	73,262	2,893,849
PotlatchDeltic Corp.	48,129	2,158,104
Presidio Property Trust, Inc.:
Class A (b)	6,016	4,120
Class A warrants 1/24/27 (a)	6,016	193
Regency Centers Corp.	110,210	8,330,774
Retail Opportunity Investments Corp.	72,252	1,257,185
Sabra Health Care REIT, Inc.	146,180	2,737,951
SBA Communications Corp. Class A	64,348	14,558,735
Service Properties Trust	178,279	495,616
Sotherly Hotels, Inc. (a)	4,274	3,847
Uniti Group, Inc.	92,304	545,517
		122,044,871
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA (a)	16,656	14,824
Colliers International Group, Inc. (b)	29,244	4,492,756
Comstock Holding Companies, Inc. (a)	4,017	32,779
CoStar Group, Inc. (a)	246,199	20,025,827
eXp World Holdings, Inc. (b)	108,526	1,503,085
Fathom Holdings, Inc. (a)	8,426	16,515
FirstService Corp.	27,234	5,288,570
FRP Holdings, Inc.	12,434	396,396
Gyrodyne LLC (a)	1,512	14,031
InterGroup Corp. (a)	986	13,607
La Rosa Holdings Corp. (a)	10,496	6,862
Murano Global Investments PLC (b)	7,492	85,708
Newmark Group, Inc. Class A	93,901	1,453,587
Ohmyhome Ltd. (a)(b)	10,333	4,021
Opendoor Technologies, Inc. Class A (a)(b)	505,100	1,181,934
Redfin Corp. (a)(b)	74,544	707,423
Star Holdings (a)	5,967	67,129
Stratus Properties, Inc. (a)	5,346	137,660
The Real Brokerage, Inc. (a)	110,693	582,245
The RMR Group, Inc. Class A	9,903	219,847
Zillow Group, Inc.:
Class A (a)	39,326	3,206,249
Class C (a)	95,479	8,088,026
		47,539,081
TOTAL REAL ESTATE		169,583,952
UTILITIES - 0.9%
Electric Utilities - 0.8%
Alliant Energy Corp.	152,900	9,663,280
American Electric Power Co., Inc.	315,690	31,524,803
Constellation Energy Corp.	188,245	48,296,137
Evergy, Inc.	136,910	8,848,493
Exelon Corp.	598,856	23,690,743
MGE Energy, Inc.	22,451	2,341,190
Otter Tail Corp. (b)	24,789	1,998,985
Xcel Energy, Inc.	335,197	24,321,894
		150,685,525
Gas Utilities - 0.0%
RGC Resources, Inc.	6,265	130,312
Independent Power and Renewable Electricity Producers - 0.1%
Alternus Clean Energy, Inc. Class A (b)	1,518	1,898
Atlantica Sustainable Infrastructure PLC (b)	53,749	1,179,253
Eco Wave Power Global AB ADR (a)(b)	1,986	19,602
Enlight Renewable Energy Ltd. (a)	70,237	1,183,493
Montauk Renewables, Inc. (a)(b)	85,373	377,349
ReNew Energy Global PLC (a)(b)	156,093	941,241
Talen Energy Corp. (a)	30,383	6,514,419
VivoPower International PLC (a)(b)	1,642	1,938
		10,219,193
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	36,626	2,023,220
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	215,562
Cadiz, Inc. (a)(b)	44,599	198,020
Consolidated Water Co., Inc.	10,783	290,386
Global Water Resources, Inc.	16,042	214,963
Middlesex Water Co. (b)	16,925	1,107,487
Pure Cycle Corp. (a)	16,337	237,540
York Water Co.	9,960	356,966
		2,620,924
TOTAL UTILITIES		165,679,174
TOTAL COMMON STOCKS (Cost $6,134,629,080)		18,673,317,196

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	10,070
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	20,722
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
iCoreConnect, Inc. 12.00% (b)(c)	1,127	5,635
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	9,776	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $39,569)		36,427

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.46% 2/20/25 (f) (Cost $1,905,880)	1,925,000	1,906,211

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (g)	21,500,872	21,505,173
Fidelity Securities Lending Cash Central Fund 4.64% (g)(h)	307,366,312	307,397,049
TOTAL MONEY MARKET FUNDS (Cost $328,902,222)		328,902,222

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $6,465,476,751)	19,004,162,056
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(296,031,834)
NET ASSETS - 100.0%	18,708,130,222

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	84	Dec 2024	35,269,080	1,707,730	1,707,730

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,068 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,737,870.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $20,227 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	33,684,696	892,819,897	904,999,440	2,389,151	20	-	21,505,173	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	356,269,507	1,064,516,886	1,113,389,344	27,135,260	-	-	307,397,049	1.2%
Total	389,954,203	1,957,336,783	2,018,388,784	29,524,411	20	-	328,902,222

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,694,948,694	2,694,945,884	-	2,810
Consumer Discretionary	2,767,793,910	2,767,791,080	2,830	-
Consumer Staples	656,285,784	656,267,163	-	18,621
Energy	119,862,125	119,862,125	-	-
Financials	781,128,995	779,601,160	-	1,527,835
Health Care	1,147,113,436	1,146,798,215	77,074	238,147
Industrials	827,440,635	827,440,628	-	7
Information Technology	9,169,799,484	9,169,799,484	-	-
Materials	173,717,434	173,717,434	-	-
Real Estate	169,583,952	169,583,952	-	-
Utilities	165,679,174	165,679,174	-	-

U.S. Government and Government Agency Obligations	1,906,211	-	1,906,211	-

Money Market Funds	328,902,222	328,902,222	-	-
Total Investments in Securities:	19,004,162,056	19,000,388,521	1,986,115	1,787,420
Derivative Instruments: Assets
Futures Contracts	1,707,730	1,707,730	-	-
Total Assets	1,707,730	1,707,730	-	-
Total Derivative Instruments:	1,707,730	1,707,730	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,707,730	0
Total Equity Risk	1,707,730	0
Total Value of Derivatives	1,707,730	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value (including securities loaned of $300,775,641) - See accompanying schedule:
Unaffiliated issuers (cost $6,136,574,529)	$18,675,259,834
Fidelity Central Funds (cost $328,902,222)	328,902,222

Total Investment in Securities (cost $6,465,476,751)		$19,004,162,056
Cash		22,735
Foreign currency held at value (cost $3,107)		3,055
Receivable for investments sold
Regular delivery		1,275,741
Delayed delivery		762,062
Receivable for fund shares sold		6,320,522
Dividends receivable		11,220,076
Distributions receivable from Fidelity Central Funds		1,623,029
Receivable for daily variation margin on futures contracts		278,054
Prepaid expenses		17,913
Receivable from investment adviser for expense reductions		55,193
Other receivables		43,224
Total assets		19,025,783,660
Liabilities
Payable for fund shares redeemed	$5,621,157
Accrued management fee	4,456,038
Other payables and accrued expenses	254,827
Collateral on securities loaned	307,321,416
Total liabilities		317,653,438
Net Assets		$18,708,130,222
Net Assets consist of:
Paid in capital		$6,381,032,884
Total accumulated earnings (loss)		12,327,097,338
Net Assets		$18,708,130,222
Net Asset Value, offering price and redemption price per share ($18,708,130,222 ÷ 76,389,240 shares)		$244.91
Statement of Operations
Year ended November 30, 2024
Investment Income
Dividends		$122,061,210
Interest		206,529
Income from Fidelity Central Funds (including $27,135,260 from security lending)		29,524,411
Total income		151,792,150
Expenses
Management fee	$43,468,164
Transfer agent fees	7,574,485
Accounting fees	50,000
Custodian fees and expenses	163,031
Independent trustees' fees and expenses	69,946
Registration fees	182,520
Audit fees	84,144
Legal	39,362
Miscellaneous	212,915
Total expenses before reductions	51,844,567
Expense reductions	(4,380,467)
Total expenses after reductions		47,464,100
Net Investment income (loss)		104,328,050
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(185,791,956)
Fidelity Central Funds	20
Foreign currency transactions	(934)
Futures contracts	16,761,461
Total net realized gain (loss)		(169,031,409)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,993,549,100
Assets and liabilities in foreign currencies	(8,624)
Futures contracts	(1,295,529)
Total change in net unrealized appreciation (depreciation)		4,992,244,947
Net gain (loss)		4,823,213,538
Net increase (decrease) in net assets resulting from operations		$4,927,541,588
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$104,328,050	$92,070,331
Net realized gain (loss)	(169,031,409)	(18,974,681)
Change in net unrealized appreciation (depreciation)	4,992,244,947	2,601,169,131
Net increase (decrease) in net assets resulting from operations	4,927,541,588	2,674,264,781
Distributions to shareholders	(94,835,180)	(83,603,942)

Share transactions
Proceeds from sales of shares	2,684,825,136	1,864,428,978
Reinvestment of distributions	86,690,080	76,959,005
Cost of shares redeemed	(2,412,856,155)	(1,678,080,248)

Net increase (decrease) in net assets resulting from share transactions	358,659,061	263,307,735
Total increase (decrease) in net assets	5,191,365,469	2,853,968,574

Net Assets
Beginning of period	13,516,764,753	10,662,796,179
End of period	$18,708,130,222	$13,516,764,753

Other Information
Shares
Sold	12,707,250	11,471,807
Issued in reinvestment of distributions	454,066	589,951
Redeemed	(11,330,577)	(10,671,346)
Net increase (decrease)	1,830,739	1,390,412

Financial Highlights
Fidelity® Nasdaq Composite Index® Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$181.29	$145.73	$196.19	$154.09	$113.58
Income from Investment Operations
Net investment income (loss) A,B	1.37	1.26	1.16	1.00	1.04
Net realized and unrealized gain (loss)	63.52	35.46	(50.70)	42.19	44.44
Total from investment operations	64.89	36.72	(49.54)	43.19	45.48
Distributions from net investment income	(1.27)	(1.16)	(.92)	(1.09)	(1.11) C
Distributions from net realized gain	-	-	-	-	(3.86) C
Total distributions	(1.27)	(1.16)	(.92)	(1.09)	(4.97)
Net asset value, end of period	$244.91	$181.29	$145.73	$196.19	$154.09
Total Return D	35.99%	25.51%	(25.37)%	28.18%	41.63%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.32%	.34%	.36%	.35%	.35%
Expenses net of fee waivers, if any	.29%	.28%	.31%	.29%	.29%
Expenses net of all reductions	.29%	.28%	.31%	.29%	.29%
Net investment income (loss)	.64%	.78%	.73%	.56%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$18,708,130	$13,516,765	$10,662,796	$14,077,919	$10,165,899
Portfolio turnover rate G	2%	5%	4%	7%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), Partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,048,546,826
Gross unrealized depreciation	(546,852,616)
Net unrealized appreciation (depreciation)	$12,501,694,210
Tax Cost	$6,502,467,846

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$102,974,595
Capital loss carryforward	$(276,708,449)
Net unrealized appreciation (depreciation) on securities and other investments	$12,500,831,192

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(79,421,467)
Long-term	(197,286,982)
Total capital loss carryforward	$(276,708,449)

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$94,835,180	$ 83,603,942

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	863,897,985	353,043,616
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

Effective June 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate .29% of each class's average net assets.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Prior to June 1, 2024, the Fund paid a monthly management fee that was based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent.

Effective June 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Prior to June 1, 2024, FIIOC received an asset-based fee of .10% of the Fund's average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

Effective June 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

Prior to June 1, 2024, the accounting fee was $100,000 on an annual basis. For the period, the fees were equivalent to the following annual rates:
% of Average Net Assets
Fidelity Nasdaq Composite Index Fund	-A

A Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Nasdaq Composite Index Fund	24,547
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nasdaq Composite Index Fund	2,874,829	437,286	1,370,327
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,359,164.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $21,303.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity NASDAQ Composite Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity NASDAQ Composite Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ $1,877,238 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 97% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.08% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.39% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	399,712,835,196.11	95.27
Withheld	19,861,567,939.07	4.73
TOTAL	419,574,403,135.19	100.00
Robert A. Lawrence
Affirmative	398,303,145,670.78	94.93
Withheld	21,271,257,464.41	5.07
TOTAL	419,574,403,135.19	100.00
Vijay C. Advani
Affirmative	398,848,644,763.97	95.06
Withheld	20,725,758,371.21	4.94
TOTAL	419,574,403,135.19	100.00
Thomas P. Bostick
Affirmative	399,084,917,382.24	95.12
Withheld	20,489,485,752.95	4.88
TOTAL	419,574,403,135.19	100.00
Donald F. Donahue
Affirmative	398,136,894,294.44	94.89
Withheld	21,437,508,840.75	5.11
TOTAL	419,574,403,135.19	100.00
Vicki L. Fuller
Affirmative	399,535,778,208.65	95.22
Withheld	20,038,624,926.54	4.78
TOTAL	419,574,403,135.19	100.00
Patricia L. Kampling
Affirmative	399,319,643,676.69	95.17
Withheld	20,254,759,458.50	4.83
TOTAL	419,574,403,135.19	100.00
Thomas A. Kennedy
Affirmative	398,612,509,964.82	95.00
Withheld	20,961,893,170.36	5.00
TOTAL	419,574,403,135.19	100.00
Oscar Munoz
Affirmative	397,517,256,424.15	94.74
Withheld	22,057,146,711.03	5.26
TOTAL	419,574,403,135.19	100.00
Karen B. Peetz
Affirmative	398,905,166,808.58	95.07
Withheld	20,669,236,326.60	4.93
TOTAL	419,574,403,135.19	100.00
David M. Thomas
Affirmative	398,279,523,899.44	94.92
Withheld	21,294,879,235.74	5.08
TOTAL	419,574,403,135.19	100.00
Susan Tomasky
Affirmative	398,393,822,853.60	94.95
Withheld	21,180,580,281.58	5.05
TOTAL	419,574,403,135.19	100.00
Michael E. Wiley
Affirmative	398,304,955,259.60	94.93
Withheld	21,269,447,875.58	5.07
TOTAL	419,574,403,135.19	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.795539.121
EIF-ANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025